UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05361

Variable Insurance Products Fund V
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Asset Manager Portfolio

March 31, 2010

1.799882.106

VIPAM-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 38.6%
	Shares	Value
CONSUMER DISCRETIONARY - 4.5%
Hotels, Restaurants & Leisure - 1.0%
Chipotle Mexican Grill, Inc. (a)	20,900	$ 2,354,803
Ctrip.com International Ltd. sponsored ADR (a)	211,600	8,294,720
Starwood Hotels & Resorts Worldwide, Inc.	59,500	2,775,080
The Cheesecake Factory, Inc. (a)	20,300	549,318
		13,973,921
Household Durables - 0.5%
Cyrela Brazil Realty SA	173,100	2,027,083
Gafisa SA sponsored ADR (d)	330,000	4,534,200
		6,561,283
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	80,100	10,871,973
Priceline.com, Inc. (a)	13,800	3,519,000
		14,390,973
Multiline Retail - 0.8%
Macy's, Inc.	257,300	5,601,421
Nordstrom, Inc.	110,000	4,493,500
Target Corp.	25,400	1,336,040
		11,430,961
Specialty Retail - 0.6%
Lowe's Companies, Inc.	140,600	3,408,144
Williams-Sonoma, Inc.	197,200	5,184,388
		8,592,532
Textiles, Apparel & Luxury Goods - 0.6%
Deckers Outdoor Corp. (a)	30,400	4,195,200
Phillips-Van Heusen Corp.	59,000	3,384,240
		7,579,440
TOTAL CONSUMER DISCRETIONARY		62,529,110
CONSUMER STAPLES - 0.7%
Personal Products - 0.7%
Estee Lauder Companies, Inc. Class A	95,200	6,175,624
Hengan International Group Co. Ltd.	444,500	3,314,750
		9,490,374
ENERGY - 1.7%
Energy Equipment & Services - 0.5%
Dril-Quip, Inc. (a)	34,100	2,074,644
Seadrill Ltd. (d)	144,200	3,360,796
Transocean Ltd. (a)	9,700	837,886
		6,273,326
Oil, Gas & Consumable Fuels - 1.2%
Concho Resources, Inc. (a)	69,400	3,494,984
EXCO Resources, Inc.	56,700	1,042,146

	Shares	Value
Occidental Petroleum Corp.	97,600	$ 8,251,104
Southwestern Energy Co. (a)	99,500	4,051,640
		16,839,874
TOTAL ENERGY		23,113,200
FINANCIALS - 7.7%
Capital Markets - 0.4%
Morgan Stanley	117,700	3,447,433
The Blackstone Group LP	118,700	1,661,800
		5,109,233
Commercial Banks - 2.7%
China Merchants Bank Co. Ltd. (H Shares)	681,500	1,843,256
Comerica, Inc.	47,900	1,822,116
Itau Unibanco Banco Multiplo SA ADR (d)	165,400	3,637,146
PNC Financial Services Group, Inc.	179,800	10,734,060
Regions Financial Corp.	298,100	2,340,085
Wells Fargo & Co.	560,500	17,442,760
		37,819,423
Consumer Finance - 0.7%
American Express Co.	230,400	9,506,304
Diversified Financial Services - 2.8%
Apollo Global Management LLC (a)(e)	315,200	2,521,600
Bank of America Corp.	822,401	14,679,858
CME Group, Inc.	16,300	5,152,593
JPMorgan Chase & Co.	381,000	17,049,750
		39,403,801
Insurance - 1.1%
Assured Guaranty Ltd.	79,100	1,737,827
Hartford Financial Services Group, Inc.	232,700	6,613,334
Lincoln National Corp.	179,000	5,495,300
XL Capital Ltd. Class A	74,100	1,400,490
		15,246,951
TOTAL FINANCIALS		107,085,712
HEALTH CARE - 3.6%
Biotechnology - 0.9%
Biogen Idec, Inc. (a)	17,800	1,021,008
Dendreon Corp. (a)	68,600	2,501,842
United Therapeutics Corp. (a)	128,000	7,082,240
Vertex Pharmaceuticals, Inc. (a)	50,500	2,063,935
		12,669,025
Health Care Equipment & Supplies - 0.5%
Intuitive Surgical, Inc. (a)	10,100	3,516,113
Sonova Holding AG Class B	10,619	1,319,443
Volcano Corp. (a)	78,500	1,896,560
		6,732,116
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 1.6%
Emergency Medical Services Corp. Class A (a)	24,700	$ 1,396,785
Express Scripts, Inc. (a)	158,200	16,098,432
Medco Health Solutions, Inc. (a)	83,800	5,410,128
		22,905,345
Health Care Technology - 0.4%
Cerner Corp. (a)	38,900	3,308,834
SXC Health Solutions Corp. (a)	24,300	1,645,604
		4,954,438
Life Sciences Tools & Services - 0.2%
Life Technologies Corp. (a)	48,500	2,535,095
Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International (a)	13,400	574,994
TOTAL HEALTH CARE		50,371,013
INDUSTRIALS - 6.2%
Aerospace & Defense - 1.1%
BE Aerospace, Inc. (a)	77,500	2,359,875
Goodrich Corp.	66,300	4,675,476
The Boeing Co.	115,800	8,408,238
		15,443,589
Airlines - 2.8%
AMR Corp. (a)	360,700	3,285,977
Continental Airlines, Inc. Class B (a)	362,500	7,964,125
Delta Air Lines, Inc. (a)	1,243,725	18,145,948
Southwest Airlines Co.	689,300	9,112,546
		38,508,596
Industrial Conglomerates - 0.4%
General Electric Co.	131,600	2,395,120
Textron, Inc.	145,300	3,084,719
		5,479,839
Machinery - 1.1%
Caterpillar, Inc.	25,800	1,621,530
Cummins, Inc.	68,200	4,224,990
Kennametal, Inc.	96,200	2,705,144
Parker Hannifin Corp.	78,100	5,056,194
Timken Co.	43,100	1,293,431
		14,901,289
Professional Services - 0.4%
Robert Half International, Inc.	166,500	5,066,595
Road & Rail - 0.4%
CSX Corp.	63,000	3,206,700
Union Pacific Corp.	34,300	2,514,190
		5,720,890
TOTAL INDUSTRIALS		85,120,798

	Shares	Value
INFORMATION TECHNOLOGY - 12.2%
Communications Equipment - 1.8%
Cisco Systems, Inc. (a)	405,900	$ 10,565,577
Juniper Networks, Inc. (a)	110,900	3,402,412
Research In Motion Ltd. (a)	104,300	7,712,986
Riverbed Technology, Inc. (a)	54,200	1,539,280
ZTE Corp. (H Shares)	241,000	1,460,418
		24,680,673
Computers & Peripherals - 2.3%
Apple, Inc. (a)	87,600	20,579,867
Hewlett-Packard Co.	100,600	5,346,890
Seagate Technology (a)	313,700	5,728,162
		31,654,919
Electronic Equipment & Components - 0.3%
Agilent Technologies, Inc. (a)	129,900	4,467,261
Internet Software & Services - 2.7%
Baidu.com, Inc. sponsored ADR (a)	6,300	3,761,100
eBay, Inc. (a)	295,900	7,974,505
Google, Inc. Class A (a)	32,600	18,484,526
Tencent Holdings Ltd.	363,700	7,298,124
		37,518,255
IT Services - 0.7%
Cognizant Technology Solutions Corp. Class A (a)	76,800	3,915,264
Visa, Inc. Class A	64,600	5,880,538
		9,795,802
Semiconductors & Semiconductor Equipment - 1.6%
Aixtron AG	53,100	1,909,603
Broadcom Corp. Class A	126,900	4,210,542
Intel Corp.	272,900	6,074,754
Marvell Technology Group Ltd. (a)	362,300	7,383,674
NVIDIA Corp. (a)	149,800	2,603,524
		22,182,097
Software - 2.8%
Citrix Systems, Inc. (a)	200,700	9,527,229
Informatica Corp. (a)	204,300	5,487,498
Microsoft Corp.	584,100	17,096,607
NCsoft Corp.	4,413	559,694
Rovi Corp. (a)	58,900	2,186,957
Taleo Corp. Class A (a)	71,000	1,839,610
VMware, Inc. Class A (a)	22,600	1,204,580
		37,902,175
TOTAL INFORMATION TECHNOLOGY		168,201,182
MATERIALS - 1.6%
Chemicals - 1.2%
Dow Chemical Co.	426,600	12,614,562
Ferro Corp.	108,100	950,199
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Lubrizol Corp.	14,500	$ 1,329,940
Rockwood Holdings, Inc. (a)	84,300	2,244,066
		17,138,767
Metals & Mining - 0.4%
Alcoa, Inc.	287,500	4,094,000
Freeport-McMoRan Copper & Gold, Inc.	13,000	1,086,020
		5,180,020
TOTAL MATERIALS		22,318,787
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
NII Holdings, Inc. (a)	77,000	3,207,820
Vivo Participacoes SA sponsored ADR	102,100	2,767,931
		5,975,751
TOTAL COMMON STOCKS (Cost $398,732,533)		534,205,927
Equity Funds - 15.5%

Domestic Equity Funds - 1.4%
Fidelity Commodity Strategy Central Fund (f)	1,915,916	19,887,207
International Equity Funds - 14.1%
Fidelity Emerging Markets Equity Central Fund (f)	159,736	30,472,837
Fidelity International Equity Central Fund (f)	2,454,854	164,229,766
TOTAL INTERNATIONAL EQUITY FUNDS		194,702,603
TOTAL EQUITY FUNDS (Cost $227,665,657)		214,589,810
Fixed-Income Funds - 42.7%

Fidelity Floating Rate Central Fund (f)	177,062	17,091,783
Fidelity High Income Central Fund 1 (f)	616,232	57,482,141
Fidelity VIP Investment Grade Central Fund (f)	4,876,195	516,681,619
TOTAL FIXED-INCOME FUNDS (Cost $572,103,911)		591,255,543
Money Market Funds - 3.7%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (b)	45,138,288	$ 45,138,288
Fidelity Money Market Central Fund, 0.35% (b)	260,162	260,162
Fidelity Securities Lending Cash Central Fund, 0.20% (c)(b)	6,408,800	6,408,800
TOTAL MONEY MARKET FUNDS (Cost $51,807,250)		51,807,250
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.01%, dated 3/31/10 due 4/1/10 (Collateralized by U.S. Government Obligations) # (Cost $25,000)	$ 25,000	25,000
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $1,250,334,351)	1,391,883,530
NET OTHER ASSETS - (0.5)%	(6,820,713)
NET ASSETS - 100%	$ 1,385,062,817
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,521,600 or 0.2% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$25,000 due 4/01/10 at 0.01%
BNP Paribas Securities Corp.	$ 14,526
Bank of America, NA	5,842
Barclays Capital, Inc.	1,930
Mizuho Securities USA, Inc.	2,316
Wachovia Capital Markets LLC	386
$ 25,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 25,589
Fidelity Commodity Strategy Central Fund	-
Fidelity Emerging Markets Equity Central Fund	-
Fidelity Floating Rate Central Fund	154,192
Fidelity High Income Central Fund 1	1,093,163
Fidelity International Equity Central Fund	343,080
Fidelity Money Market Central Fund	183
Fidelity Securities Lending Cash Central Fund	24,560
Fidelity VIP Investment Grade Central Fund	5,104,877
Total	$ 6,745,644
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 14,116,056	$ 6,981,696	$ -	$ 19,887,207	10.5%
Fidelity Emerging Markets Equity Central Fund	29,539,978	-	-	30,472,837	8.3%
Fidelity Floating Rate Central Fund	16,359,922	154,191	-	17,091,783	0.6%
Fidelity High Income Central Fund 1	55,262,376	1,093,163	-	57,482,141	10.2%
Fidelity International Equity Central Fund	162,876,514	343,079	-	164,229,766	9.8%
Fidelity VIP Investment Grade Central Fund	504,626,110	5,106,166	-	516,681,619	12.9%
Total	$ 782,780,956	$ 13,678,295	$ -	$ 805,845,353
Other Information

The following is a summary of the inputs used, as of March 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 62,529,110	$ 62,529,110	$ -	$ -
Consumer Staples	9,490,374	9,490,374	-	-
Energy	23,113,200	23,113,200	-	-
Financials	107,085,712	104,564,112	2,521,600	-
Health Care	50,371,013	50,371,013	-	-
Industrials	85,120,798	85,120,798	-	-
Information Technology	168,201,182	168,201,182	-	-
Materials	22,318,787	22,318,787	-	-
Telecommunication Services	5,975,751	5,975,751	-	-
Fixed-Income Funds	591,255,543	591,255,543	-	-
Money Market Funds	51,807,250	51,807,250	-	-
Cash Equivalents	25,000	-	25,000	-
Equity Funds	214,589,810	214,589,810	-	-
Total Investments in Securities:	$ 1,391,883,530	$ 1,389,336,930	$ 2,546,600	$ -
Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $1,242,712,197. Net unrealized appreciation aggregated $149,171,333, of which $190,488,288 related to appreciated investment securities and $41,316,955 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Asset Manager: Growth Portfolio

March 31, 2010

1.799876.106

VIPAMG-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 50.0%
	Shares	Value
CONSUMER DISCRETIONARY - 5.9%
Hotels, Restaurants & Leisure - 1.3%
Chipotle Mexican Grill, Inc. (a)	3,600	$ 405,612
Ctrip.com International Ltd. sponsored ADR (a)	35,300	1,383,760
Starwood Hotels & Resorts Worldwide, Inc.	10,100	471,064
The Cheesecake Factory, Inc. (a)	3,500	94,710
		2,355,146
Household Durables - 0.6%
Cyrela Brazil Realty SA	28,800	337,262
Gafisa SA sponsored ADR (c)	55,000	755,700
		1,092,962
Internet & Catalog Retail - 1.4%
Amazon.com, Inc. (a)	13,400	1,818,782
Priceline.com, Inc. (a)	2,300	586,500
		2,405,282
Multiline Retail - 1.1%
Macy's, Inc.	43,400	944,818
Nordstrom, Inc.	18,500	755,725
Target Corp.	4,100	215,660
		1,916,203
Specialty Retail - 0.8%
Lowe's Companies, Inc.	24,000	581,760
Williams-Sonoma, Inc.	32,900	864,941
		1,446,701
Textiles, Apparel & Luxury Goods - 0.7%
Deckers Outdoor Corp. (a)	5,100	703,800
Phillips-Van Heusen Corp.	10,100	579,336
		1,283,136
TOTAL CONSUMER DISCRETIONARY		10,499,430
CONSUMER STAPLES - 0.9%
Personal Products - 0.9%
Estee Lauder Companies, Inc. Class A	15,900	1,031,433
Hengan International Group Co. Ltd.	74,000	551,837
		1,583,270
ENERGY - 2.1%
Energy Equipment & Services - 0.6%
Dril-Quip, Inc. (a)	5,700	346,788
Seadrill Ltd. (c)	23,800	554,695
Transocean Ltd. (a)	1,500	129,570
		1,031,053
Oil, Gas & Consumable Fuels - 1.5%
Concho Resources, Inc. (a)	11,600	584,176
EXCO Resources, Inc.	9,400	172,772

	Shares	Value
Occidental Petroleum Corp.	16,200	$ 1,369,548
Southwestern Energy Co. (a)	16,600	675,952
		2,802,448
TOTAL ENERGY		3,833,501
FINANCIALS - 10.0%
Capital Markets - 0.5%
Morgan Stanley	19,500	571,155
The Blackstone Group LP	19,800	277,200
		848,355
Commercial Banks - 3.5%
China Merchants Bank Co. Ltd. (H Shares)	113,500	306,984
Comerica, Inc.	8,300	315,732
Itau Unibanco Banco Multiplo SA ADR (c)	27,600	606,924
PNC Financial Services Group, Inc.	30,000	1,791,000
Regions Financial Corp.	50,000	392,500
Wells Fargo & Co.	93,300	2,903,496
		6,316,636
Consumer Finance - 0.9%
American Express Co.	38,400	1,584,384
Diversified Financial Services - 3.7%
Apollo Global Management LLC (a)(d)	50,700	405,600
Bank of America Corp.	136,983	2,445,147
CME Group, Inc.	2,700	853,497
JPMorgan Chase & Co.	63,500	2,841,625
		6,545,869
Insurance - 1.4%
Assured Guaranty Ltd.	13,800	303,186
Hartford Financial Services Group, Inc.	38,800	1,102,696
Lincoln National Corp.	29,800	914,860
XL Capital Ltd. Class A	12,200	230,580
		2,551,322
TOTAL FINANCIALS		17,846,566
HEALTH CARE - 4.7%
Biotechnology - 1.2%
Biogen Idec, Inc. (a)	3,000	172,080
Dendreon Corp. (a)	11,200	408,464
United Therapeutics Corp. (a)	21,000	1,161,930
Vertex Pharmaceuticals, Inc. (a)	8,400	343,308
		2,085,782
Health Care Equipment & Supplies - 0.6%
Intuitive Surgical, Inc. (a)	1,700	591,821
Sonova Holding AG Class B	1,769	219,804
Volcano Corp. (a)	13,300	321,328
		1,132,953
Health Care Providers & Services - 2.1%
Emergency Medical Services Corp. Class A (a)	4,100	231,855
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Express Scripts, Inc. (a)	26,400	$ 2,686,464
Medco Health Solutions, Inc. (a)	14,000	903,840
		3,822,159
Health Care Technology - 0.5%
Cerner Corp. (a)	6,700	569,902
SXC Health Solutions Corp. (a)	4,100	277,653
		847,555
Life Sciences Tools & Services - 0.2%
Life Technologies Corp. (a)	8,100	423,387
Pharmaceuticals - 0.1%
Valeant Pharmaceuticals International (a)	2,300	98,693
TOTAL HEALTH CARE		8,410,529
INDUSTRIALS - 8.0%
Aerospace & Defense - 1.5%
BE Aerospace, Inc. (a)	13,400	408,030
Goodrich Corp.	11,500	810,980
The Boeing Co.	19,300	1,401,373
		2,620,383
Airlines - 3.6%
AMR Corp. (a)	63,600	579,396
Continental Airlines, Inc. Class B (a)	60,500	1,329,185
Delta Air Lines, Inc. (a)	207,200	3,023,048
Southwest Airlines Co.	114,800	1,517,656
		6,449,285
Industrial Conglomerates - 0.5%
General Electric Co.	22,100	402,220
Textron, Inc.	24,200	513,766
		915,986
Machinery - 1.4%
Caterpillar, Inc.	4,300	270,255
Cummins, Inc.	11,400	706,230
Kennametal, Inc.	16,100	452,732
Parker Hannifin Corp.	13,100	848,094
Timken Co.	7,200	216,072
		2,493,383
Professional Services - 0.5%
Robert Half International, Inc.	27,700	842,911
Road & Rail - 0.5%
CSX Corp.	10,500	534,450
Union Pacific Corp.	5,700	417,810
		952,260
TOTAL INDUSTRIALS		14,274,208

	Shares	Value
INFORMATION TECHNOLOGY - 15.8%
Communications Equipment - 2.3%
Cisco Systems, Inc. (a)	67,700	$ 1,762,231
Juniper Networks, Inc. (a)	18,500	567,580
Research In Motion Ltd. (a)	18,100	1,338,495
Riverbed Technology, Inc. (a)	9,000	255,600
ZTE Corp. (H Shares)	40,200	243,605
		4,167,511
Computers & Peripherals - 3.0%
Apple, Inc. (a)	15,300	3,594,427
Hewlett-Packard Co.	16,600	882,290
Seagate Technology (a)	52,300	954,998
		5,431,715
Electronic Equipment & Components - 0.4%
Agilent Technologies, Inc. (a)	21,600	742,824
Internet Software & Services - 3.5%
Baidu.com, Inc. sponsored ADR (a)	1,000	597,000
eBay, Inc. (a)	49,300	1,328,635
Google, Inc. Class A (a)	5,400	3,061,854
Tencent Holdings Ltd.	60,600	1,216,020
		6,203,509
IT Services - 0.9%
Cognizant Technology Solutions Corp. Class A (a)	12,800	652,544
Visa, Inc. Class A	10,800	983,124
		1,635,668
Semiconductors & Semiconductor Equipment - 2.1%
Aixtron AG	8,800	316,469
Broadcom Corp. Class A	21,100	700,098
Intel Corp.	45,500	1,012,830
Marvell Technology Group Ltd. (a)	60,400	1,230,952
NVIDIA Corp. (a)	25,000	434,500
		3,694,849
Software - 3.6%
Citrix Systems, Inc. (a)	33,400	1,585,498
Informatica Corp. (a)	35,600	956,216
Microsoft Corp.	97,300	2,847,971
NCsoft Corp.	769	97,531
Rovi Corp. (a)	9,800	363,874
Taleo Corp. Class A (a)	12,400	321,284
VMware, Inc. Class A (a)	3,800	202,540
		6,374,914
TOTAL INFORMATION TECHNOLOGY		28,250,990
MATERIALS - 2.1%
Chemicals - 1.6%
Dow Chemical Co.	71,100	2,102,427
Ferro Corp.	18,000	158,220
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Lubrizol Corp.	2,400	$ 220,128
Rockwood Holdings, Inc. (a)	14,000	372,680
		2,853,455
Metals & Mining - 0.5%
Alcoa, Inc.	47,900	682,096
Freeport-McMoRan Copper & Gold, Inc.	2,200	183,788
		865,884
TOTAL MATERIALS		3,719,339
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
NII Holdings, Inc. (a)	12,800	533,248
Vivo Participacoes SA sponsored ADR	17,000	460,870
		994,118
TOTAL COMMON STOCKS (Cost $66,588,241)		89,411,951
U.S. Treasury Obligations - 0.3%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.1% 5/13/10 (e) (Cost $499,940)	$ 500,000	499,916
Equity Funds - 19.1%
	Shares
Domestic Equity Funds - 1.4%
Fidelity Commodity Strategy Central Fund (f)	240,015	2,491,351
International Equity Funds - 17.7%
Fidelity Emerging Markets Equity Central Fund (f)	32,359	6,173,126
Fidelity International Equity Central Fund (f)	380,453	25,452,281
TOTAL INTERNATIONAL EQUITY FUNDS		31,625,407
TOTAL EQUITY FUNDS (Cost $39,149,726)		34,116,758
Fixed-Income Funds - 26.0%
	Shares
Fidelity Floating Rate Central Fund (f)	23,753	2,292,834
Fidelity High Income Central Fund 1 (f)	75,840	7,074,380
Fidelity VIP Investment Grade Central Fund (f)	349,541	37,037,410
TOTAL FIXED-INCOME FUNDS (Cost $44,453,945)		46,404,624
Money Market Funds - 5.6%

Fidelity Cash Central Fund, 0.19% (g)	8,297,589	8,297,589
Fidelity Securities Lending Cash Central Fund, 0.20% (b)(g)	1,802,860	1,802,860
TOTAL MONEY MARKET FUNDS (Cost $10,100,449)		10,100,449
Cash Equivalents - 0.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.01%, dated 3/31/10 due 4/1/10 (Collateralized by U.S. Government Obligations) # (Cost $34,000)	$ 34,000	$ 34,000
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $160,826,301)	180,567,698
NET OTHER ASSETS - (1.0)%	(1,816,988)
NET ASSETS - 100%	$ 178,750,710
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
56 CME E-mini MSCI EAFE Index Contracts	June 2010	$ 4,406,640	$ 20,564

The face value of futures purchased as a percentage of net assets - 2.5%
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $405,600 or 0.2% of net assets.

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $499,916.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$34,000 due 4/01/10 at 0.01%
BNP Paribas Securities Corp.	$ 19,755
Bank of America, NA	7,945
Barclays Capital, Inc.	2,625
Mizuho Securities USA, Inc.	3,150
Wachovia Capital Markets LLC	525
$ 34,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,019
Fidelity Commodity Strategy Central Fund	-
Fidelity Emerging Markets Equity Central Fund	-
Fidelity Floating Rate Central Fund	20,685
Fidelity High Income Central Fund 1	134,537
Fidelity International Equity Central Fund	53,170
Fidelity Securities Lending Cash Central Fund	4,449
Fidelity VIP Investment Grade Central Fund	365,936
Total	$ 581,796
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 2,625,759	$ -	$ -	$ 2,491,351	1.3%
Fidelity Emerging Markets Equity Central Fund	5,984,150	-	-	6,173,126	1.7%
Fidelity Floating Rate Central Fund	2,194,656	20,685	-	2,292,834	0.1%
Fidelity High Income Central Fund 1	6,801,191	134,537	-	7,074,380	1.3%
Fidelity International Equity Central Fund	25,242,554	53,170	-	25,452,281	1.5%
Fidelity VIP Investment Grade Central Fund	36,173,232	366,027	-	37,037,410	0.9%
Total	$ 79,021,542	$ 574,419	$ -	$ 80,521,382
Other Information

The following is a summary of the inputs used, as of March 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 10,499,430	$ 10,499,430	$ -	$ -
Consumer Staples	1,583,270	1,583,270	-	-
Energy	3,833,501	3,833,501	-	-
Financials	17,846,566	17,440,966	405,600	-
Health Care	8,410,529	8,410,529	-	-
Industrials	14,274,208	14,274,208	-	-
Information Technology	28,250,990	28,250,990	-	-
Materials	3,719,339	3,719,339	-	-
Telecommunication Services	994,118	994,118	-	-
U.S. Government and Government Agency Obligations	499,916	-	499,916	-
Fixed-Income Funds	46,404,624	46,404,624	-	-
Money Market Funds	10,100,449	10,100,449	-	-
Cash Equivalents	34,000	-	34,000	-
Equity Funds	34,116,758	34,116,758	-	-
Total Investments in Securities:	$ 180,567,698	$ 179,628,182	$ 939,516	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 20,564	$ 20,564	$ -	$ -
Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $161,595,395. Net unrealized appreciation aggregated $18,972,303, of which $28,209,748 related to appreciated investment securities and $9,237,445 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom 2005 Portfolio

March 31, 2010

1.830285.104

VIPF2005-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.5%
	Shares	Value
Domestic Equity Funds - 36.5%
VIP Contrafund Portfolio Initial Class	17,493	$ 379,598
VIP Equity-Income Portfolio Initial Class	24,785	441,669
VIP Growth & Income Portfolio Initial Class	37,701	439,588
VIP Growth Portfolio Initial Class	13,945	445,948
VIP Mid Cap Portfolio Initial Class	5,808	157,805
VIP Value Portfolio Initial Class	37,077	381,891
VIP Value Strategies Portfolio Initial Class	18,749	160,863
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,964,718)		2,407,362
International Equity Funds - 8.9%

Developed International Equity Funds - 8.6%
VIP Overseas Portfolio Initial Class	37,134	565,183
Emerging Markets Equity Funds - 0.3%
VIP Emerging Markets Portfolio Initial Class	2,755	23,996
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $728,959)		589,179
Bond Funds - 36.5%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Initial Class	60,218	$ 330,595
Investment Grade Bond Funds - 31.5%
VIP Investment Grade Bond Portfolio Initial Class	162,378	2,071,941
TOTAL BOND FUNDS (Cost $2,384,968)		2,402,536
Short-Term Funds - 18.1%

VIP Money Market Portfolio Initial Class (Cost $1,194,564)	1,194,564	1,194,564
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,273,209)	6,593,641
NET OTHER ASSETS - 0.0%	(51)
NET ASSETS - 100%	$ 6,593,590
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $7,395,197. Net unrealized depreciation aggregated $801,556, of which $61,929 related to appreciated investment securities and $863,485 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom 2010 Portfolio

March 31, 2010

1.830288.104

VIPF2010-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 39.6%
	Shares	Value
Domestic Equity Funds - 39.6%
VIP Contrafund Portfolio Initial Class	385,119	$ 8,357,092
VIP Equity-Income Portfolio Initial Class	544,640	9,705,489
VIP Growth & Income Portfolio Initial Class	828,753	9,663,264
VIP Growth Portfolio Initial Class	307,074	9,820,211
VIP Mid Cap Portfolio Initial Class	127,959	3,476,654
VIP Value Portfolio Initial Class	815,917	8,403,943
VIP Value Strategies Portfolio Initial Class	412,484	3,539,117
TOTAL DOMESTIC EQUITY FUNDS (Cost $62,816,594)		52,965,770
International Equity Funds - 11.3%

Developed International Equity Funds - 10.8%
VIP Overseas Portfolio Initial Class	948,640	14,438,302
Emerging Markets Equity Funds - 0.5%
VIP Emerging Markets Portfolio Initial Class	69,724	607,299
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $18,548,094)		15,045,601
Bond Funds - 39.1%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Initial Class	1,217,148	$ 6,682,143
Investment Grade Bond Funds - 34.1%
VIP Investment Grade Bond Portfolio Initial Class	3,571,039	45,566,455
TOTAL BOND FUNDS (Cost $51,859,897)		52,248,598
Short-Term Funds - 10.0%

VIP Money Market Portfolio Initial Class (Cost $13,329,419)	13,329,419	13,329,419
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $146,554,004)	133,589,388
NET OTHER ASSETS - 0.0%	(20,169)
NET ASSETS - 100%	$ 133,569,219
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $147,469,316. Net unrealized depreciation aggregated $13,879,928, of which $3,742,649 related to appreciated investment securities and $17,622,577 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom 2015 Portfolio

March 31, 2010

1.830292.104

VIPF2015-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 41.0%
	Shares	Value
Domestic Equity Funds - 41.0%
VIP Contrafund Portfolio Initial Class	259,045	$ 5,621,274
VIP Equity-Income Portfolio Initial Class	366,522	6,531,421
VIP Growth & Income Portfolio Initial Class	557,798	6,503,922
VIP Growth Portfolio Initial Class	206,312	6,597,859
VIP Mid Cap Portfolio Initial Class	86,016	2,337,050
VIP Value Portfolio Initial Class	548,729	5,651,911
VIP Value Strategies Portfolio Initial Class	277,144	2,377,892
TOTAL DOMESTIC EQUITY FUNDS (Cost $39,369,820)		35,621,329
International Equity Funds - 11.7%

Developed International Equity Funds - 11.2%
VIP Overseas Portfolio Initial Class	639,843	9,738,417
Emerging Markets Equity Funds - 0.5%
VIP Emerging Markets Portfolio Initial Class	47,318	412,143
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $11,691,274)		10,150,560
Bond Funds - 38.6%
	Shares	Value
High Yield Bond Funds - 5.2%
VIP High Income Portfolio Initial Class	814,473	$ 4,471,456
Investment Grade Bond Funds - 33.4%
VIP Investment Grade Bond Portfolio Initial Class	2,271,209	28,980,630
TOTAL BOND FUNDS (Cost $33,103,155)		33,452,086
Short-Term Funds - 8.7%

VIP Money Market Portfolio Initial Class (Cost $7,578,614)	7,578,614	7,578,614
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $91,742,863)	86,802,589
NET OTHER ASSETS - 0.0%	(9,788)
NET ASSETS - 100%	$ 86,792,801
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $92,286,316. Net unrealized depreciation aggregated $5,483,727, of which $4,294,656 related to appreciated investment securities and $9,778,383 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom 2020 Portfolio

March 31, 2010

1.830298.104

VIPF2020-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 49.5%
	Shares	Value
Domestic Equity Funds - 49.5%
VIP Contrafund Portfolio Initial Class	1,016,207	$ 22,051,690
VIP Equity-Income Portfolio Initial Class	1,439,369	25,649,563
VIP Growth & Income Portfolio Initial Class	2,192,060	25,559,426
VIP Growth Portfolio Initial Class	810,840	25,930,662
VIP Mid Cap Portfolio Initial Class	337,047	9,157,567
VIP Value Portfolio Initial Class	2,153,591	22,181,986
VIP Value Strategies Portfolio Initial Class	1,086,464	9,321,860
TOTAL DOMESTIC EQUITY FUNDS (Cost $154,654,197)		139,852,754
International Equity Funds - 14.1%

Developed International Equity Funds - 13.5%
VIP Overseas Portfolio Initial Class	2,513,848	38,260,768
Emerging Markets Equity Funds - 0.6%
VIP Emerging Markets Portfolio Initial Class	186,617	1,625,431
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $46,155,866)		39,886,199
Bond Funds - 33.9%
	Shares	Value
High Yield Bond Funds - 6.9%
VIP High Income Portfolio Initial Class	3,553,691	$ 19,509,762
Investment Grade Bond Funds - 27.0%
VIP Investment Grade Bond Portfolio Initial Class	5,976,025	76,254,079
TOTAL BOND FUNDS (Cost $95,161,815)		95,763,841
Short-Term Funds - 2.5%

VIP Money Market Portfolio Initial Class (Cost $7,037,014)	7,037,014	7,037,014
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $303,008,892)	282,539,808
NET OTHER ASSETS - 0.0%	(48,343)
NET ASSETS - 100%	$ 282,491,465
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $305,059,697. Net unrealized depreciation aggregated $22,519,889, of which $15,274,860 related to appreciated investment securities and $37,794,749 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom 2025 Portfolio

March 31, 2010

1.830299.104

VIPF2025-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 55.1%
	Shares	Value
Domestic Equity Funds - 55.1%
VIP Contrafund Portfolio Initial Class	105,183	$ 2,282,472
VIP Equity-Income Portfolio Initial Class	148,856	2,652,616
VIP Growth & Income Portfolio Initial Class	226,547	2,641,539
VIP Growth Portfolio Initial Class	83,867	2,682,060
VIP Mid Cap Portfolio Initial Class	34,980	950,405
VIP Value Portfolio Initial Class	222,799	2,294,826
VIP Value Strategies Portfolio Initial Class	112,588	966,004
TOTAL DOMESTIC EQUITY FUNDS (Cost $16,485,985)		14,469,922
International Equity Funds - 15.7%

Developed International Equity Funds - 15.1%
VIP Overseas Portfolio Initial Class	260,173	3,959,833
Emerging Markets Equity Funds - 0.6%
VIP Emerging Markets Portfolio Initial Class	19,167	166,942
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $4,852,401)		4,126,775
Bond Funds - 29.2%
	Shares	Value
High Yield Bond Funds - 7.4%
VIP High Income Portfolio Initial Class	354,882	$ 1,948,302
Investment Grade Bond Funds - 21.8%
VIP Investment Grade Bond Portfolio Initial Class	447,305	5,707,613
TOTAL BOND FUNDS (Cost $7,704,588)		7,655,915
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $29,042,974)	26,252,612
NET OTHER ASSETS - 0.0%	(1,401)
NET ASSETS - 100%	$ 26,251,211
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $29,324,114. Net unrealized depreciation aggregated $3,071,502, of which $1,152,054 related to appreciated investment securities and $4,223,556 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom 2030 Portfolio

March 31, 2010

1.830294.104

VIPF2030-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.0%
	Shares	Value
Domestic Equity Funds - 60.0%
VIP Contrafund Portfolio Initial Class	354,431	$ 7,691,155
VIP Equity-Income Portfolio Initial Class	501,701	8,940,321
VIP Growth & Income Portfolio Initial Class	763,800	8,905,902
VIP Growth Portfolio Initial Class	282,455	9,032,896
VIP Mid Cap Portfolio Initial Class	117,838	3,201,670
VIP Value Portfolio Initial Class	750,468	7,729,815
VIP Value Strategies Portfolio Initial Class	378,848	3,250,512
TOTAL DOMESTIC EQUITY FUNDS (Cost $56,040,831)		48,752,271
International Equity Funds - 17.1%

Developed International Equity Funds - 16.4%
VIP Overseas Portfolio Initial Class	876,523	13,340,682
Emerging Markets Equity Funds - 0.7%
VIP Emerging Markets Portfolio Initial Class	64,966	565,856
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $16,596,924)		13,906,538
Bond Funds - 22.9%
	Shares	Value
High Yield Bond Funds - 7.4%
VIP High Income Portfolio Initial Class	1,095,488	$ 6,014,230
Investment Grade Bond Funds - 15.5%
VIP Investment Grade Bond Portfolio Initial Class	987,594	12,601,697
TOTAL BOND FUNDS (Cost $18,833,788)		18,615,927
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $91,471,543)	81,274,736
NET OTHER ASSETS - 0.0%	(8,613)
NET ASSETS - 100%	$ 81,266,123
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $92,579,142. Net unrealized depreciation aggregated $11,304,406, of which $3,425,143 related to appreciated investment securities and $14,729,549 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom 2035 Portfolio

March 31, 2010

1.903282.100

VF-2035-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.6%
	Shares	Value
Domestic Equity Funds - 64.6%
VIP Contrafund Portfolio Initial Class	2,105	$ 45,689
VIP Equity-Income Portfolio Initial Class	2,983	53,156
VIP Growth & Income Portfolio Initial Class	4,539	52,920
VIP Growth Portfolio Initial Class	1,680	53,722
VIP Mid Cap Portfolio Initial Class	700	19,018
VIP Value Portfolio Initial Class	4,461	45,951
VIP Value Strategies Portfolio Initial Class	2,254	19,337
TOTAL DOMESTIC EQUITY FUNDS (Cost $192,616)		289,793
International Equity Funds - 18.4%

Developed International Equity Funds - 17.7%
VIP Overseas Portfolio Initial Class	5,211	79,310
Emerging Markets Equity Funds - 0.7%
VIP Emerging Markets Portfolio Initial Class	390	3,396
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $61,079)		82,706
Bond Funds - 17.0%
	Shares	Value
High Yield Bond Funds - 7.4%
VIP High Income Portfolio Initial Class	6,030	$ 33,106
Investment Grade Bond Funds - 9.6%
VIP Investment Grade Bond Portfolio Initial Class	3,379	43,116
TOTAL BOND FUNDS (Cost $66,241)		76,222
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $319,936)	448,721
NET OTHER ASSETS - 0.0%	(41)
NET ASSETS - 100%	$ 448,680
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $319,999. Net unrealized appreciation aggregated $128,722, of which $128,850 related to appreciated investment securities and $128 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom 2040 Portfolio

March 31, 2010

1.903284.100

VF-2040-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.6%
	Shares	Value
Domestic Equity Funds - 65.6%
VIP Contrafund Portfolio Initial Class	2,141	$ 46,449
VIP Equity-Income Portfolio Initial Class	3,033	54,055
VIP Growth & Income Portfolio Initial Class	4,616	53,819
VIP Growth Portfolio Initial Class	1,708	54,624
VIP Mid Cap Portfolio Initial Class	711	19,305
VIP Value Portfolio Initial Class	4,535	46,712
VIP Value Strategies Portfolio Initial Class	2,293	19,670
TOTAL DOMESTIC EQUITY FUNDS (Cost $195,722)		294,634
International Equity Funds - 18.7%

Developed International Equity Funds - 17.9%
VIP Overseas Portfolio Initial Class	5,295	80,597
Emerging Markets Equity Funds - 0.8%
VIP Emerging Markets Portfolio Initial Class	395	3,444
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $62,039)		84,041
Bond Funds - 15.7%
	Shares	Value
High Yield Bond Funds - 8.7%
VIP High Income Portfolio Initial Class	7,120	$ 39,091
Investment Grade Bond Funds - 7.0%
VIP Investment Grade Bond Portfolio Initial Class	2,459	31,381
TOTAL BOND FUNDS (Cost $60,266)		70,472
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $318,027)	449,147
NET OTHER ASSETS - 0.0%	(40)
NET ASSETS - 100%	$ 449,107
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $318,075. Net unrealized appreciation aggregated $131,072, of which $131,185 related to appreciated investment securities and $113 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom 2045 Portfolio

March 31, 2010

1.903286.100

VF-2045-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 66.4%
	Shares	Value
Domestic Equity Funds - 66.4%
VIP Contrafund Portfolio Initial Class	2,173	$ 47,149
VIP Equity-Income Portfolio Initial Class	3,076	54,809
VIP Growth & Income Portfolio Initial Class	4,680	54,572
VIP Growth Portfolio Initial Class	1,732	55,380
VIP Mid Cap Portfolio Initial Class	722	19,603
VIP Value Portfolio Initial Class	4,603	47,413
VIP Value Strategies Portfolio Initial Class	2,327	19,970
TOTAL DOMESTIC EQUITY FUNDS (Cost $198,674)		298,896
International Equity Funds - 19.0%

Developed International Equity Funds - 18.2%
VIP Overseas Portfolio Initial Class	5,375	81,801
Emerging Markets Equity Funds - 0.8%
VIP Emerging Markets Portfolio Initial Class	401	3,495
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $62,991)		85,296
Bond Funds - 14.6%
	Shares	Value
High Yield Bond Funds - 9.8%
VIP High Income Portfolio Initial Class	8,046	$ 44,172
Investment Grade Bond Funds - 4.8%
VIP Investment Grade Bond Portfolio Initial Class	1,683	21,475
TOTAL BOND FUNDS (Cost $55,284)		65,647
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $316,949)	449,839
NET OTHER ASSETS - 0.0%	(41)
NET ASSETS - 100%	$ 449,798
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $317,012. Net unrealized appreciation aggregated $132,827, of which $132,899 related to appreciated investment securities and $72 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom 2050 Portfolio

March 31, 2010

1.903288.100

VF-2050-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 68.4%
	Shares	Value
Domestic Equity Funds - 68.4%
VIP Contrafund Portfolio Initial Class	2,356	$ 51,127
VIP Equity-Income Portfolio Initial Class	3,334	59,418
VIP Growth & Income Portfolio Initial Class	5,074	59,168
VIP Growth Portfolio Initial Class	1,878	60,070
VIP Mid Cap Portfolio Initial Class	782	21,242
VIP Value Portfolio Initial Class	4,991	51,405
VIP Value Strategies Portfolio Initial Class	2,521	21,629
TOTAL DOMESTIC EQUITY FUNDS (Cost $217,460)		324,059
International Equity Funds - 21.3%

Developed International Equity Funds - 20.4%
VIP Overseas Portfolio Initial Class	6,348	96,609
Emerging Markets Equity Funds - 0.9%
VIP Emerging Markets Portfolio Initial Class	471	4,107
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $73,645)		100,716
Bond Funds - 10.3%
	Shares	Value
High Yield Bond Funds - 9.8%
VIP High Income Portfolio Initial Class	8,457	$ 46,431
Investment Grade Bond Funds - 0.5%
VIP Investment Grade Bond Portfolio Initial Class	174	2,217
TOTAL BOND FUNDS (Cost $39,756)		48,648
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $330,861)	473,423
NET OTHER ASSETS - 0.0%	(43)
NET ASSETS - 100%	$ 473,380
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $330,945. Net unrealized appreciation aggregated $142,478, of which $142,498 related to appreciated investment securities and $20 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom Income Portfolio

March 31, 2010

1.830282.104

VIPFINC-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 18.8%
	Shares	Value
Domestic Equity Funds - 18.8%
VIP Contrafund Portfolio Initial Class	24,451	$ 530,591
VIP Equity-Income Portfolio Initial Class	34,595	616,480
VIP Growth & Income Portfolio Initial Class	52,704	614,532
VIP Growth Portfolio Initial Class	19,489	623,263
VIP Mid Cap Portfolio Initial Class	8,102	220,134
VIP Value Portfolio Initial Class	51,907	534,644
VIP Value Strategies Portfolio Initial Class	26,146	224,329
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,781,903)		3,363,973
International Equity Funds - 2.0%

Developed International Equity Funds - 1.9%
VIP Overseas Portfolio Initial Class	21,842	332,432
Emerging Markets Equity Funds - 0.1%
VIP Emerging Markets Portfolio Initial Class	1,661	14,467
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $319,355)		346,899
Bond Funds - 39.8%
	Shares	Value
High Yield Bond Funds - 5.1%
VIP High Income Portfolio Initial Class	165,160	$ 906,727
Investment Grade Bond Funds - 34.7%
VIP Investment Grade Bond Portfolio Initial Class	485,438	6,194,192
TOTAL BOND FUNDS (Cost $6,997,230)		7,100,919
Short-Term Funds - 39.4%

VIP Money Market Portfolio Initial Class (Cost $7,032,906)	7,032,906	7,032,906
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $18,131,394)	17,844,697
NET OTHER ASSETS - 0.0%	(1,230)
NET ASSETS - 100%	$ 17,843,467
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $18,242,270. Net unrealized depreciation aggregated $397,573, of which $422,779 related to appreciated investment securities and $820,352 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom Lifetime Income I Portfolio

March 31, 2010

1.830289.104

VIPFLI-I-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.7%
	Shares	Value
Domestic Equity Funds - 35.7%
VIP Contrafund Portfolio Investor Class	24,615	$ 532,431
VIP Equity-Income Portfolio Investor Class	34,788	618,188
VIP Growth & Income Portfolio Investor Class	53,166	618,855
VIP Growth Portfolio Investor Class	19,421	619,541
VIP Mid Cap Portfolio Investor Class	8,195	221,912
VIP Value Portfolio Investor Class	51,732	532,323
VIP Value Strategies Portfolio Investor Class	26,047	222,441
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,216,560)		3,365,691
International Equity Funds - 8.2%

Developed International Equity Funds - 7.8%
VIP Overseas Portfolio Investor Class R	48,371	734,268
Emerging Markets Equity Funds - 0.4%
VIP Emerging Markets Portfolio Investor Class R	4,433	38,523
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,060,423)		772,791
Bond Funds - 41.1%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Investor Class	86,112	$ 471,033
Investment Grade Bond Funds - 36.1%
VIP Investment Grade Bond Portfolio Investor Class	267,897	3,410,327
TOTAL BOND FUNDS (Cost $3,902,742)		3,881,360
Short-Term Funds - 15.0%

VIP Money Market Portfolio Investor Class (Cost $1,410,789)	1,410,789	1,410,789
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $10,590,514)	9,430,631
NET OTHER ASSETS - 0.0%	(12)
NET ASSETS - 100%	$ 9,430,619
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $10,639,907. Net unrealized depreciation aggregated $1,209,276, of which $62,319 related to appreciated investment securities and $1,271,595 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom Lifetime Income II Portfolio

March 31, 2010

1.830295.104

VIPFLI-II-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 40.8%
	Shares	Value
Domestic Equity Funds - 40.8%
VIP Contrafund Portfolio Investor Class	43,582	$ 942,674
VIP Equity-Income Portfolio Investor Class	61,549	1,093,729
VIP Growth & Income Portfolio Investor Class	94,074	1,095,018
VIP Growth Portfolio Investor Class	34,370	1,096,397
VIP Mid Cap Portfolio Investor Class	14,518	393,143
VIP Value Portfolio Investor Class	91,594	942,506
VIP Value Strategies Portfolio Investor Class	46,155	394,160
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,861,067)		5,957,627
International Equity Funds - 10.3%

Developed International Equity Funds - 9.8%
VIP Overseas Portfolio Investor Class R	93,626	1,421,239
Emerging Markets Equity Funds - 0.5%
VIP Emerging Markets Portfolio Investor Class R	8,627	74,966
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,143,291)		1,496,205
Bond Funds - 41.9%
	Shares	Value
High Yield Bond Funds - 5.7%
VIP High Income Portfolio Investor Class	151,360	$ 827,942
Investment Grade Bond Funds - 36.2%
VIP Investment Grade Bond Portfolio Investor Class	415,635	5,291,031
TOTAL BOND FUNDS (Cost $6,167,828)		6,118,973
Short-Term Funds - 7.0%

VIP Money Market Portfolio Investor Class (Cost $1,025,696)	1,025,696	1,025,696
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $17,197,882)	14,598,501
NET OTHER ASSETS - 0.0%	(7)
NET ASSETS - 100%	$ 14,598,494
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $17,310,854. Net unrealized depreciation aggregated $2,712,353, of which $97,471 related to appreciated investment securities and $2,809,824 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom Lifetime Income III Portfolio

March 31, 2010

1.830300.104

VIPFLI-III-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 56.4%
	Shares	Value
Domestic Equity Funds - 56.4%
VIP Contrafund Portfolio Investor Class	27,755	$ 600,339
VIP Equity-Income Portfolio Investor Class	39,168	696,010
VIP Growth & Income Portfolio Investor Class	59,867	696,855
VIP Growth Portfolio Investor Class	21,873	697,760
VIP Mid Cap Portfolio Investor Class	9,241	250,241
VIP Value Portfolio Investor Class	58,331	600,229
VIP Value Strategies Portfolio Investor Class	29,380	250,908
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,904,232)		3,792,342
International Equity Funds - 14.1%

Developed International Equity Funds - 13.4%
VIP Overseas Portfolio Investor Class R	59,487	903,010
Emerging Markets Equity Funds - 0.7%
VIP Emerging Markets Portfolio Investor Class R	5,492	47,728
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,306,425)		950,738
Bond Funds - 29.5%
	Shares	Value
High Yield Bond Funds - 7.5%
VIP High Income Portfolio Investor Class	91,988	$ 503,175
Investment Grade Bond Funds - 22.0%
VIP Investment Grade Bond Portfolio Investor Class	116,183	1,479,015
TOTAL BOND FUNDS (Cost $2,020,516)		1,982,190
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,231,173)	6,725,270
NET OTHER ASSETS - 0.0%	(1)
NET ASSETS - 100%	$ 6,725,269
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $8,259,874. Net unrealized depreciation aggregated $1,534,604, of which $49,942 related to appreciated investment securities and $1,584,546 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
FundsManager 20% Portfolio

March 31, 2010

1.847118.103

VF20-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 22.2%
	Shares	Value
Domestic Equity Funds - 15.5%
Fidelity 130/30 Large Cap Fund	2,952	$ 20,455
Fidelity Blue Chip Growth Fund	8,963	359,666
Fidelity Contrafund	472	28,461
Fidelity Disciplined Equity Fund	2,023	44,421
Fidelity Dividend Growth Fund	40,740	1,028,289
Fidelity Equity-Income Fund	653	27,127
Fidelity Equity-Income II Fund	669	11,558
Fidelity Fund	634	18,724
Fidelity Growth Company Fund	1,100	80,455
Fidelity Independence Fund	309	6,614
Fidelity Large Cap Stock Fund	25,097	407,080
Fidelity Large Cap Value Fund	9,669	99,592
Fidelity Leveraged Company Stock Fund	192	4,731
Fidelity Magellan Fund	371	25,095
Fidelity Mega Cap Stock Fund	14,035	130,381
Fidelity Mid-Cap Stock Fund	1,932	50,298
Fidelity Real Estate Investment Portfolio	39,381	880,949
Fidelity Select Air Transportation Portfolio (a)	6,448	249,534
Fidelity Select Automotive Portfolio	2,692	91,170
Fidelity Select Banking Portfolio	89,389	1,627,783
Fidelity Select Biotechnology Portfolio (a)	1,153	83,782
Fidelity Select Brokerage & Investment Management Portfolio	13,830	720,707
Fidelity Select Chemicals Portfolio	4,549	363,887
Fidelity Select Communications Equipment Portfolio	17,080	382,763
Fidelity Select Computers Portfolio (a)	36,939	1,714,337
Fidelity Select Construction & Housing Portfolio	17,694	563,917
Fidelity Select Consumer Discretionary Portfolio	121,777	2,543,916
Fidelity Select Consumer Staples Portfolio	62,152	3,967,805
Fidelity Select Defense & Aerospace Portfolio	1,183	80,829
Fidelity Select Electronics Portfolio	6,787	291,039
Fidelity Select Energy Portfolio	94,021	4,167,023
Fidelity Select Energy Service Portfolio	7,246	424,443
Fidelity Select Environmental Portfolio	10,725	165,480
Fidelity Select Financial Services Portfolio	48,459	3,150,293
Fidelity Select Gold Portfolio	11,842	493,230
Fidelity Select Health Care Portfolio	9,071	1,042,493
Fidelity Select Industrial Equipment Portfolio	8,037	229,306
Fidelity Select Industrials Portfolio	193,255	3,878,634
Fidelity Select Insurance Portfolio	43,807	1,971,736
Fidelity Select IT Services Portfolio (a)	27,264	495,928
Fidelity Select Leisure Portfolio	1,054	80,535
Fidelity Select Materials Portfolio	11,671	661,035
Fidelity Select Medical Delivery Portfolio (a)	31,868	1,494,621

	Shares	Value
Fidelity Select Medical Equipment & Systems Portfolio (a)	13,553	$ 359,007
Fidelity Select Multimedia Portfolio	9,845	366,742
Fidelity Select Natural Resources Portfolio	3,111	88,712
Fidelity Select Pharmaceuticals Portfolio	256,258	2,954,651
Fidelity Select Retailing Portfolio	12,522	608,338
Fidelity Select Software & Computer Services Portfolio (a)	18,155	1,393,228
Fidelity Select Technology Portfolio (a)	37,032	2,881,089
Fidelity Select Telecommunications Portfolio	29,280	1,170,032
Fidelity Select Transportation Portfolio	6,925	328,855
Fidelity Select Utilities Portfolio	27,776	1,217,688
Fidelity Series Commodity Strategy Fund	885	9,274
Fidelity Small Cap Growth Fund (a)	7,945	106,623
Fidelity Small Cap Stock Fund (a)	3,102	53,665
Fidelity Small Cap Value Fund	94,004	1,300,071
Fidelity Telecom and Utilities Fund	37,388	529,793
Spartan Extended Market Index Fund Investor Class	5,891	196,528
Spartan Total Market Index Fund Investor Class	3,266	109,460
VIP Mid Cap Portfolio Investor Class	79	2,133
TOTAL DOMESTIC EQUITY FUNDS		47,836,011
International Equity Funds - 6.7%
Fidelity Canada Fund	4,342	223,946
Fidelity Diversified International Fund	134,967	3,802,010
Fidelity Emerging Markets Fund	60,986	1,408,173
Fidelity International Capital Appreciation Fund	89,965	1,064,282
Fidelity International Discovery Fund	157,537	4,822,200
Fidelity International Small Cap Fund	39,296	714,015
Fidelity International Small Cap Opportunities Fund	25,978	229,904
Fidelity International Value Fund	759	6,026
Fidelity Japan Fund	128,137	1,406,947
Fidelity Overseas Fund	417	12,786
Spartan International Index Fund Investor Class	208,899	7,044,085
TOTAL INTERNATIONAL EQUITY FUNDS		20,734,374
TOTAL EQUITY FUNDS (Cost $58,731,084)		68,570,385
Fixed-Income Funds - 49.8%

Fixed-Income Funds - 49.8%
Fidelity Floating Rate High Income Fund	253,271	2,439,001
Fidelity High Income Fund	1,070,097	9,277,742
Fixed-Income Funds - continued
	Shares	Value
Fixed-Income Funds - continued
Fidelity New Markets Income Fund	69,340	$ 1,074,080
Fidelity Real Estate Income Fund	139,305	1,358,223
Fidelity U.S. Bond Index Fund	12,484,877	139,206,377
TOTAL FIXED-INCOME FUNDS (Cost $148,578,993)		153,355,423
Money Market Funds - 28.0%

Fidelity Institutional Money Market Portfolio Class I	13,123,426	13,123,426
Fidelity Institutional Prime Money Market Portfolio Class I	65,747,144	65,747,144
Fidelity Select Money Market Portfolio	7,235,008	7,235,008
TOTAL MONEY MARKET FUNDS (Cost $86,105,578)		86,105,578
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $293,415,655)	308,031,386
NET OTHER ASSETS - 0.0%	(50,221)
NET ASSETS - 100%	$ 307,981,165
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $293,703,570. Net unrealized appreciation aggregated $14,327,816, of which $14,750,036 related to appreciated investment securities and $422,220 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
FundsManager 50% Portfolio

March 31, 2010

1.847119.103

VF50-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 52.5%
	Shares	Value
Domestic Equity Funds - 37.4%
Fidelity 130/30 Large Cap Fund	11,814	$ 81,874
Fidelity Blue Chip Growth Fund	56,857	2,281,664
Fidelity Contrafund	1,426	85,988
Fidelity Disciplined Equity Fund	74,058	1,626,306
Fidelity Dividend Growth Fund	358,769	9,055,321
Fidelity Equity-Income Fund	68,245	2,835,567
Fidelity Equity-Income II Fund	503	8,685
Fidelity Fund	15,962	471,203
Fidelity Growth Company Fund	68,420	5,003,559
Fidelity Independence Fund	974	20,834
Fidelity Large Cap Stock Fund	278,363	4,515,054
Fidelity Large Cap Value Fund	134,120	1,381,438
Fidelity Leveraged Company Stock Fund	754	18,593
Fidelity Magellan Fund	2,800	189,164
Fidelity Mega Cap Stock Fund	28,854	268,051
Fidelity Mid Cap Value Fund	147,777	2,073,316
Fidelity Mid-Cap Stock Fund	5,222	135,934
Fidelity Nasdaq Composite Index Fund	10,108	321,628
Fidelity Real Estate Investment Portfolio	154,708	3,460,824
Fidelity Select Air Transportation Portfolio (a)	24,517	948,808
Fidelity Select Automotive Portfolio	8,207	277,973
Fidelity Select Banking Portfolio	322,154	5,866,427
Fidelity Select Biotechnology Portfolio (a)	32,641	2,371,023
Fidelity Select Brokerage & Investment Management Portfolio	59,371	3,093,805
Fidelity Select Chemicals Portfolio	20,344	1,627,329
Fidelity Select Communications Equipment Portfolio	31,503	705,977
Fidelity Select Computers Portfolio (a)	98,012	4,548,722
Fidelity Select Construction & Housing Portfolio	75,407	2,403,225
Fidelity Select Consumer Discretionary Portfolio	132,581	2,769,623
Fidelity Select Consumer Staples Portfolio	245,200	15,653,545
Fidelity Select Defense & Aerospace Portfolio	4,674	319,384
Fidelity Select Electronics Portfolio	22,819	978,466
Fidelity Select Energy Portfolio	377,605	16,735,440
Fidelity Select Energy Service Portfolio	14,004	820,364
Fidelity Select Environmental Portfolio	87,398	1,348,552
Fidelity Select Financial Services Portfolio	150,553	9,787,474
Fidelity Select Gold Portfolio	75,995	3,165,182
Fidelity Select Health Care Portfolio	20,035	2,302,651
Fidelity Select Industrial Equipment Portfolio	63,709	1,817,612
Fidelity Select Industrials Portfolio	490,179	9,837,902
Fidelity Select Insurance Portfolio	122,375	5,508,118
Fidelity Select IT Services Portfolio (a)	106,686	1,940,618

	Shares	Value
Fidelity Select Leisure Portfolio	36,484	$ 2,788,144
Fidelity Select Materials Portfolio	18,661	1,056,966
Fidelity Select Medical Delivery Portfolio (a)	137,309	6,439,791
Fidelity Select Medical Equipment & Systems Portfolio (a)	135,239	3,582,493
Fidelity Select Multimedia Portfolio	62,816	2,339,910
Fidelity Select Natural Resources Portfolio	13,610	388,158
Fidelity Select Pharmaceuticals Portfolio	641,880	7,400,879
Fidelity Select Retailing Portfolio	64,744	3,145,286
Fidelity Select Software & Computer Services Portfolio (a)	87,971	6,750,891
Fidelity Select Technology Portfolio (a)	145,426	11,314,127
Fidelity Select Telecommunications Portfolio	97,208	3,884,419
Fidelity Select Transportation Portfolio	27,554	1,308,519
Fidelity Select Utilities Portfolio	57,643	2,527,069
Fidelity Series Commodity Strategy Fund	885	9,274
Fidelity Small Cap Growth Fund (a)	92,383	1,239,785
Fidelity Small Cap Stock Fund (a)	7,638	132,131
Fidelity Small Cap Value Fund	7,774	107,515
Fidelity Telecom and Utilities Fund	326,699	4,629,319
Spartan 500 Index Fund Investor Class	21,224	881,869
Spartan Extended Market Index Fund Investor Class	262,180	8,746,312
Spartan Total Market Index Fund Investor Class	284,935	9,548,184
VIP Mid Cap Portfolio Investor Class	63,078	1,708,149
TOTAL DOMESTIC EQUITY FUNDS		208,592,413
International Equity Funds - 15.1%
Fidelity Canada Fund	11,224	578,941
Fidelity China Region Fund	28,165	783,820
Fidelity Diversified International Fund	393,759	11,092,182
Fidelity Emerging Markets Fund	111,859	2,582,826
Fidelity International Capital Appreciation Fund	268,092	3,171,533
Fidelity International Discovery Fund	402,956	12,334,480
Fidelity International Small Cap Fund	86,276	1,567,641
Fidelity International Small Cap Opportunities Fund	67,440	596,847
Fidelity International Value Fund	48,364	384,007
Fidelity Japan Fund	260,705	2,862,542
Fidelity Overseas Fund	275	8,429
Spartan International Index Fund Investor Class	1,431,962	48,285,746
TOTAL INTERNATIONAL EQUITY FUNDS		84,248,994
TOTAL EQUITY FUNDS (Cost $244,879,379)		292,841,407
Fixed-Income Funds - 39.0%
	Shares	Value
Fixed-Income Funds - 39.0%
Fidelity Floating Rate High Income Fund	406,627	$ 3,915,820
Fidelity High Income Fund	1,069,688	9,274,198
Fidelity New Markets Income Fund	134,276	2,079,938
Fidelity Real Estate Income Fund	232,716	2,268,983
Fidelity U.S. Bond Index Fund	17,970,513	200,371,228
TOTAL FIXED-INCOME FUNDS (Cost $210,560,646)		217,910,167
Money Market Funds - 8.5%
	Shares	Value
Fidelity Institutional Prime Money Market Portfolio Class I (Cost $47,510,567)	47,510,567	$ 47,510,567
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $502,950,592)	558,262,141
NET OTHER ASSETS - 0.0%	(91,643)
NET ASSETS - 100%	$ 558,170,498
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $503,716,360. Net unrealized appreciation aggregated $54,545,781, of which $60,262,868 related to appreciated investment securities and $5,717,087 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
FundsManager 60% Portfolio

March 31, 2010

1.856870.102

VIPFM-60-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 62.1%
	Shares	Value
Domestic Equity Funds - 44.4%
Fidelity 130/30 Large Cap Fund	7,135	$ 49,444
Fidelity Blue Chip Growth Fund	72,585	2,912,842
Fidelity Contrafund	919	55,419
Fidelity Disciplined Equity Fund	4,423	97,119
Fidelity Dividend Growth Fund	824,016	20,798,155
Fidelity Equity-Income Fund	68,342	2,839,617
Fidelity Equity-Income II Fund	4,785	82,680
Fidelity Fund	1,814	53,539
Fidelity Growth Company Fund	240,304	17,573,395
Fidelity Independence Fund	2,122	45,374
Fidelity Large Cap Stock Fund	643,305	10,434,411
Fidelity Large Cap Value Fund	113,571	1,169,783
Fidelity Leveraged Company Stock Fund	57,140	1,408,489
Fidelity Magellan Fund	2,837	191,677
Fidelity Mega Cap Stock Fund	39,666	368,498
Fidelity Mid Cap Value Fund	292,201	4,099,575
Fidelity Pacific Basin Fund	87,976	1,951,307
Fidelity Real Estate Investment Portfolio	448,263	10,027,652
Fidelity Select Air Transportation Portfolio (a)	113,795	4,403,865
Fidelity Select Automotive Portfolio	20,102	680,861
Fidelity Select Banking Portfolio	907,638	16,528,089
Fidelity Select Biotechnology Portfolio (a)	39,468	2,866,964
Fidelity Select Brokerage & Investment Management Portfolio	111,909	5,831,560
Fidelity Select Chemicals Portfolio	72,389	5,790,370
Fidelity Select Communications Equipment Portfolio	408,291	9,149,795
Fidelity Select Computers Portfolio (a)	444,805	20,643,421
Fidelity Select Construction & Housing Portfolio	249,632	7,955,774
Fidelity Select Consumer Discretionary Portfolio	779,317	16,279,930
Fidelity Select Consumer Staples Portfolio	826,006	52,732,252
Fidelity Select Defense & Aerospace Portfolio	27,947	1,909,632
Fidelity Select Electronics Portfolio	22,744	975,262
Fidelity Select Energy Portfolio	1,005,244	44,552,397
Fidelity Select Energy Service Portfolio	216,854	12,703,315
Fidelity Select Environmental Portfolio	87,696	1,353,142
Fidelity Select Financial Services Portfolio	651,412	42,348,324
Fidelity Select Gold Portfolio	207,151	8,627,826
Fidelity Select Health Care Portfolio	179,564	20,637,260
Fidelity Select Industrial Equipment Portfolio	84,125	2,400,097
Fidelity Select Industrials Portfolio	1,893,547	38,003,490
Fidelity Select Insurance Portfolio	453,838	20,427,267
Fidelity Select IT Services Portfolio (a)	425,454	7,739,003
Fidelity Select Leisure Portfolio	90,000	6,877,771
Fidelity Select Materials Portfolio	53,521	3,031,445

	Shares	Value
Fidelity Select Medical Delivery Portfolio (a)	347,144	$ 16,281,048
Fidelity Select Medical Equipment & Systems Portfolio (a)	333,924	8,845,646
Fidelity Select Multimedia Portfolio	192,730	7,179,194
Fidelity Select Natural Resources Portfolio	32,138	916,578
Fidelity Select Pharmaceuticals Portfolio	1,952,559	22,513,011
Fidelity Select Retailing Portfolio	195,906	9,517,117
Fidelity Select Software & Computer Services Portfolio (a)	189,227	14,521,292
Fidelity Select Technology Portfolio (a)	477,253	37,130,315
Fidelity Select Telecommunications Portfolio	334,995	13,386,403
Fidelity Select Transportation Portfolio	149,807	7,114,323
Fidelity Select Utilities Portfolio	134,857	5,912,116
Fidelity Series Commodity Strategy Fund	934	9,785
Fidelity Small Cap Growth Fund (a)	137,183	1,840,997
Fidelity Small Cap Value Fund	499,046	6,901,803
Fidelity Telecom and Utilities Fund	1,311,719	18,587,064
Fidelity Value Fund	24,951	1,548,195
Spartan 500 Index Fund Investor Class	2,158	89,652
Spartan Total Market Index Fund Investor Class	667,574	22,370,394
VIP Mid Cap Portfolio Investor Class	139,519	3,778,177
TOTAL DOMESTIC EQUITY FUNDS		627,051,198
International Equity Funds - 17.7%
Fidelity Canada Fund	105,171	5,424,705
Fidelity China Region Fund	111,973	3,116,207
Fidelity Diversified International Fund	998,991	28,141,586
Fidelity Emerging Markets Fund	447,145	10,324,581
Fidelity International Capital Appreciation Fund	994,590	11,766,002
Fidelity International Discovery Fund	1,148,462	35,154,409
Fidelity International Small Cap Fund	784,607	14,256,314
Fidelity International Small Cap Opportunities Fund	957,755	8,476,135
Fidelity International Value Fund	116,277	923,241
Fidelity Japan Fund	918,701	10,087,332
Fidelity Overseas Fund	1,126	34,527
Spartan International Index Fund Investor Class	3,643,501	122,858,845
TOTAL INTERNATIONAL EQUITY FUNDS		250,563,884
TOTAL EQUITY FUNDS (Cost $699,903,832)		877,615,082
Fixed-Income Funds - 33.9%
	Shares	Value
Fidelity Floating Rate High Income Fund	800,527	$ 7,709,078
Fidelity High Income Fund	2,241,326	19,432,299
Fidelity New Markets Income Fund	27,081	419,486
Fidelity Real Estate Income Fund	1,209,097	11,788,697
Fidelity U.S. Bond Index Fund	39,348,872	438,739,921
TOTAL FIXED-INCOME FUNDS (Cost $462,949,577)		478,089,481
Money Market Funds - 4.0%
	Shares	Value
Fidelity Institutional Prime Money Market Portfolio Class I (Cost $56,675,693)	56,675,693	$ 56,675,693
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,219,529,102)	1,412,380,256
NET OTHER ASSETS - 0.0%	(222,674)
NET ASSETS - 100%	$ 1,412,157,582
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $1,221,285,469. Net unrealized appreciation aggregated $191,094,787, of which $198,887,744 related to appreciated investment securities and $7,792,957 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
FundsManager 70% Portfolio

March 31, 2010

1.847120.103

VF70-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 72.1%
	Shares	Value
Domestic Equity Funds - 51.4%
Fidelity 130/30 Large Cap Fund	10,694	$ 74,106
Fidelity Blue Chip Growth Fund	47,925	1,923,218
Fidelity Contrafund	1,793	108,077
Fidelity Disciplined Equity Fund	120,949	2,656,045
Fidelity Dividend Growth Fund	128,811	3,251,197
Fidelity Equity-Income Fund	161,951	6,729,056
Fidelity Equity-Income II Fund	496	8,566
Fidelity Fund	5,299	156,427
Fidelity Growth Company Fund	56,596	4,138,861
Fidelity Independence Fund	559	11,961
Fidelity Large Cap Stock Fund	705,233	11,438,886
Fidelity Large Cap Value Fund	74,308	765,372
Fidelity Leveraged Company Stock Fund	949	23,393
Fidelity Magellan Fund	886	59,871
Fidelity Mega Cap Stock Fund	25,532	237,192
Fidelity Mid Cap Value Fund	46,604	653,848
Fidelity Mid-Cap Stock Fund	5,964	155,243
Fidelity Nasdaq Composite Index Fund	43,743	1,391,887
Fidelity Real Estate Investment Portfolio	210,358	4,705,717
Fidelity Select Air Transportation Portfolio (a)	21,687	839,280
Fidelity Select Automotive Portfolio	8,295	280,953
Fidelity Select Banking Portfolio	310,677	5,657,435
Fidelity Select Biotechnology Portfolio (a)	34,823	2,529,555
Fidelity Select Brokerage & Investment Management Portfolio	54,227	2,825,766
Fidelity Select Chemicals Portfolio	21,252	1,699,922
Fidelity Select Communications Equipment Portfolio	32,447	727,148
Fidelity Select Computers Portfolio (a)	131,256	6,091,577
Fidelity Select Construction & Housing Portfolio	77,378	2,466,026
Fidelity Select Consumer Discretionary Portfolio	177,982	3,718,041
Fidelity Select Consumer Staples Portfolio	284,208	18,143,856
Fidelity Select Defense & Aerospace Portfolio	3,897	266,287
Fidelity Select Electronics Portfolio	19,743	846,587
Fidelity Select Energy Portfolio	429,237	19,023,763
Fidelity Select Energy Service Portfolio	9,623	563,707
Fidelity Select Environmental Portfolio	64,738	998,904
Fidelity Select Financial Services Portfolio	172,525	11,215,837
Fidelity Select Gold Portfolio	79,369	3,305,709
Fidelity Select Health Care Portfolio	25,587	2,940,749
Fidelity Select Industrial Equipment Portfolio	62,452	1,781,754
Fidelity Select Industrials Portfolio	549,705	11,032,571
Fidelity Select Insurance Portfolio	152,835	6,879,109
Fidelity Select IT Services Portfolio (a)	87,756	1,596,279
Fidelity Select Leisure Portfolio	40,819	3,119,356
Fidelity Select Materials Portfolio	16,781	950,471

	Shares	Value
Fidelity Select Medical Delivery Portfolio (a)	131,527	$ 6,168,608
Fidelity Select Medical Equipment & Systems Portfolio (a)	145,188	3,846,031
Fidelity Select Multimedia Portfolio	109,101	4,063,999
Fidelity Select Natural Resources Portfolio	7,717	220,097
Fidelity Select Pharmaceuticals Portfolio	688,157	7,934,449
Fidelity Select Retailing Portfolio	52,924	2,571,052
Fidelity Select Software & Computer Services Portfolio (a)	105,443	8,091,693
Fidelity Select Technology Portfolio (a)	145,093	11,288,199
Fidelity Select Telecommunications Portfolio	95,385	3,811,581
Fidelity Select Transportation Portfolio	53,659	2,548,257
Fidelity Select Utilities Portfolio	57,458	2,518,941
Fidelity Series Commodity Strategy Fund	885	9,274
Fidelity Small Cap Growth Fund (a)	293,801	3,942,811
Fidelity Small Cap Stock Fund (a)	8,025	138,834
Fidelity Small Cap Value Fund	71,505	988,917
Fidelity Telecom and Utilities Fund	392,570	5,562,723
Fidelity Value Discovery Fund	1,583	21,739
Fidelity Value Fund	20,429	1,267,604
Spartan 500 Index Fund Investor Class	212,916	8,846,653
Spartan Extended Market Index Fund Investor Class	346,142	11,547,289
Spartan Total Market Index Fund Investor Class	311,425	10,435,837
VIP Mid Cap Portfolio Investor Class	116,005	3,141,422
TOTAL DOMESTIC EQUITY FUNDS		246,955,575
International Equity Funds - 20.7%
Fidelity Canada Fund	15,469	797,904
Fidelity China Region Fund	35,472	987,195
Fidelity Diversified International Fund	471,071	13,270,071
Fidelity Emerging Markets Fund	258,559	5,970,127
Fidelity International Capital Appreciation Fund	390,677	4,621,705
Fidelity International Discovery Fund	434,303	13,294,019
Fidelity International Small Cap Fund	88,317	1,604,722
Fidelity International Small Cap Opportunities Fund	107,416	950,631
Fidelity International Value Fund	36,726	291,604
Fidelity Japan Fund	329,139	3,613,943
Fidelity Overseas Fund	817	25,044
Spartan International Index Fund Investor Class	1,604,420	54,101,038
TOTAL INTERNATIONAL EQUITY FUNDS		99,528,003
TOTAL EQUITY FUNDS (Cost $298,011,713)		346,483,578
Fixed-Income Funds - 23.6%
	Shares	Value
Fixed-Income Funds - 23.6%
Fidelity Floating Rate High Income Fund	280,012	$ 2,696,518
Fidelity High Income Fund	621,054	5,384,537
Fidelity New Markets Income Fund	176,533	2,734,493
Fidelity Real Estate Income Fund	122,501	1,194,382
Fidelity U.S. Bond Index Fund	9,105,817	101,529,870
TOTAL FIXED-INCOME FUNDS (Cost $109,276,523)		113,539,800
Money Market Funds - 4.3%
	Shares	Value
Fidelity Institutional Prime Money Market Portfolio Class I (Cost $20,868,207)	20,868,207	$ 20,868,207
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $428,156,443)	480,891,585
NET OTHER ASSETS - 0.0%	(78,552)
NET ASSETS - 100%	$ 480,813,033
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $428,664,802. Net unrealized appreciation aggregated $52,226,783, of which $62,273,577 related to appreciated investment securities and $10,046,794 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
FundsManager 85% Portfolio

March 31, 2010

1.847121.103

VF85-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 87.0%
	Shares	Value
Domestic Equity Funds - 63.3%
Fidelity 130/30 Large Cap Fund	6,351	$ 44,010
Fidelity Blue Chip Growth Fund	15,645	627,819
Fidelity Contrafund	758	45,684
Fidelity Equity-Income Fund	960	39,887
Fidelity Equity-Income II Fund	1,183	20,447
Fidelity Growth Company Fund	38,042	2,782,005
Fidelity Independence Fund	420	8,979
Fidelity Large Cap Stock Fund	222,262	3,605,083
Fidelity Large Cap Value Fund	8,971	92,401
Fidelity Leveraged Company Stock Fund	3,056	75,326
Fidelity Magellan Fund	844	56,996
Fidelity Mega Cap Stock Fund	1,443	13,407
Fidelity Mid Cap Value Fund	40,323	565,732
Fidelity Mid-Cap Stock Fund	2,417	62,927
Fidelity Nasdaq Composite Index Fund	18,238	580,343
Fidelity Real Estate Investment Portfolio	106,465	2,381,621
Fidelity Select Air Transportation Portfolio (a)	13,296	514,564
Fidelity Select Automotive Portfolio	10,334	350,023
Fidelity Select Banking Portfolio	205,412	3,740,554
Fidelity Select Biotechnology Portfolio (a)	10,098	733,536
Fidelity Select Brokerage & Investment Management Portfolio	21,770	1,134,432
Fidelity Select Chemicals Portfolio	14,161	1,132,750
Fidelity Select Communications Equipment Portfolio	21,055	471,853
Fidelity Select Computers Portfolio (a)	81,436	3,779,422
Fidelity Select Construction & Housing Portfolio	39,361	1,254,440
Fidelity Select Consumer Discretionary Portfolio	135,177	2,823,846
Fidelity Select Consumer Staples Portfolio	162,844	10,395,950
Fidelity Select Defense & Aerospace Portfolio	4,307	294,276
Fidelity Select Electronics Portfolio	17,589	754,212
Fidelity Select Energy Portfolio	236,163	10,466,762
Fidelity Select Energy Service Portfolio	12,419	727,530
Fidelity Select Environmental Portfolio	32,634	503,540
Fidelity Select Financial Services Portfolio	116,403	7,567,388
Fidelity Select Gold Portfolio	44,818	1,866,685
Fidelity Select Health Care Portfolio	22,040	2,533,105
Fidelity Select Industrial Equipment Portfolio	35,867	1,023,286
Fidelity Select Industrials Portfolio	342,910	6,882,203
Fidelity Select Insurance Portfolio	83,704	3,767,516
Fidelity Select IT Services Portfolio (a)	87,159	1,585,430
Fidelity Select Leisure Portfolio	23,675	1,809,242
Fidelity Select Materials Portfolio	10,056	569,576

	Shares	Value
Fidelity Select Medical Delivery Portfolio (a)	68,840	$ 3,228,591
Fidelity Select Medical Equipment & Systems Portfolio (a)	84,099	2,227,793
Fidelity Select Multimedia Portfolio	37,164	1,384,349
Fidelity Select Natural Resources Portfolio	8,484	241,953
Fidelity Select Pharmaceuticals Portfolio	408,006	4,704,310
Fidelity Select Retailing Portfolio	42,921	2,085,121
Fidelity Select Software & Computer Services Portfolio (a)	57,171	4,387,273
Fidelity Select Technology Portfolio (a)	71,541	5,565,869
Fidelity Select Telecommunications Portfolio	56,322	2,250,638
Fidelity Select Transportation Portfolio	39,039	1,853,967
Fidelity Select Utilities Portfolio	29,395	1,288,673
Fidelity Series Commodity Strategy Fund	885	9,274
Fidelity Small Cap Growth Fund (a)	70,278	943,126
Fidelity Small Cap Stock Fund (a)	3,372	58,344
Fidelity Small Cap Value Fund	113,970	1,576,202
Fidelity Telecom and Utilities Fund	235,944	3,343,333
Fidelity Value Discovery Fund	574	7,881
Spartan 500 Index Fund Investor Class	107,238	4,455,747
Spartan Extended Market Index Fund Investor Class	179	5,980
Spartan Total Market Index Fund Investor Class	62,812	2,104,833
VIP Mid Cap Portfolio Investor Class	26,861	727,392
TOTAL DOMESTIC EQUITY FUNDS		120,135,437
International Equity Funds - 23.7%
Fidelity Canada Fund	7,094	365,906
Fidelity China Region Fund	4,906	136,547
Fidelity Diversified International Fund	216,411	6,096,292
Fidelity Emerging Markets Fund	117,024	2,702,084
Fidelity International Capital Appreciation Fund	230,739	2,729,640
Fidelity International Discovery Fund	221,991	6,795,130
Fidelity International Small Cap Fund	34,015	618,061
Fidelity International Small Cap Opportunities Fund	58,639	518,959
Fidelity International Value Fund	6,039	47,951
Fidelity Japan Fund	222,623	2,444,397
Fidelity Overseas Fund	321	9,856
Spartan International Index Fund Investor Class	665,518	22,441,273
TOTAL INTERNATIONAL EQUITY FUNDS		44,906,096
TOTAL EQUITY FUNDS (Cost $137,711,762)		165,041,533
Fixed-Income Funds - 12.7%
	Shares	Value
Fixed-Income Funds - 12.7%
Fidelity Floating Rate High Income Fund	127,076	$ 1,223,740
Fidelity High Income Fund	233,367	2,023,289
Fidelity New Markets Income Fund	113,941	1,764,942
Fidelity Real Estate Income Fund	6,803	66,325
Fidelity U.S. Bond Index Fund	1,717,646	19,151,758
TOTAL FIXED-INCOME FUNDS (Cost $23,071,629)		24,230,054
Money Market Funds - 0.3%
	Shares	Value
Fidelity Institutional Prime Money Market Portfolio Class I (Cost $511,900)	511,900	$ 511,900
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $161,295,291)	189,783,487
NET OTHER ASSETS - 0.0%	(31,023)
NET ASSETS - 100%	$ 189,752,464
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $161,505,101. Net unrealized appreciation aggregated $28,278,386, of which $31,691,091 related to appreciated investment securities and $3,412,705 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Investment Grade Bond Portfolio

March 31, 2010

1.799863.106

VIPIGB-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Central Funds - 98.6%
	Shares	Value
INVESTMENT GRADE FIXED-INCOME FUNDS - 97.0%
Fidelity VIP Investment Grade Central Fund (c)	29,301,168	$ 3,104,751,777
HIGH YIELD FIXED-INCOME FUNDS - 1.6%
Fidelity Specialized High Income Central Fund (c)	525,512	50,995,685
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $3,068,883,357)		3,155,747,462
Nonconvertible Bonds - 0.0%
	Principal Amount
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
FBG Finance Ltd. 5.125% 6/15/15 (a) (Cost $1,408,690)	$ 1,750,000	1,844,728
Asset-Backed Securities - 0.1%

Advanta Business Card Master Trust Series 2007-D1 Class D, 1.6398% 1/22/13 (a)(b)	1,800,000	0
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class E, 6.96% 3/31/16 (a)	968,234	899,487
Ford Credit Auto Owner Trust:
Series 2006-C Class D, 6.89% 5/15/13 (a)	725,000	767,431
Series 2007-A Class D, 7.05% 12/15/13 (a)	425,000	455,984
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (a)	70,569	71,120
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (a)	180,261	0
Wachovia Auto Loan Owner Trust Series 2006-2A Class E, 7.05% 5/20/14 (a)	1,175,000	1,160,536
TOTAL ASSET-BACKED SECURITIES (Cost $5,162,745)		3,354,558
Collateralized Mortgage Obligations - 0.8%

Private Sponsor - 0.8%
CWALT, Inc.:
floater Series 2005-56:
Class 1A1, 0.9761% 11/25/35 (b)	10,940,864	5,935,117
Class 2A3, 1.9708% 11/25/35 (b)	2,620,631	1,430,393

	Principal Amount	Value
Series 2005-56:
Class 4A1, 0.5561% 11/25/35 (b)	$ 2,079,799	$ 1,164,190
Class 5A1, 0.5661% 11/25/35 (b)	3,213,653	1,661,843
Luminent Mortgage Trust:
floater Series 2006-1 Class A1, 0.4861% 4/25/36 (b)	5,468,013	2,791,748
Series 2006-5 Class A1A, 0.4361% 7/25/36 (b)	4,342,420	2,155,567
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4561% 5/25/47 (b)	836,897	347,331
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4161% 2/25/37 (b)	2,061,084	1,119,093
Residential Accredit Loans, Inc. floater Series 2005-QO5 Class A1, 1.4708% 1/25/46 (b)	4,734,441	2,647,874
Structured Asset Mortgage Investments, Inc. floater Series 2006-AR6 Class 2A1, 0.4361% 7/25/46 (b)	8,750,227	4,639,903
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2 Class 1A2, 2.8889% 3/25/35 (b)	1,171,870	571,877
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $24,332,605)		24,464,936
Cash Equivalents - 0.5%
Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.02%, dated 3/31/10 due 4/1/10 (Collateralized by U.S. Government Obligations) # (Cost $15,165,000)	$ 15,165,010	15,165,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,114,952,397)	3,200,576,684
NET OTHER ASSETS - 0.0%	(1,039,363)
NET ASSETS - 100%	$ 3,199,537,321
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,199,286 or 0.2% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$15,165,000 due 4/01/10 at 0.02%
BNP Paribas Securities Corp.	$ 887,308
Banc of America Securities LLC	1,330,859
Bank of America, NA	443,654
Barclays Capital, Inc.	1,441,877
Citigroup Global Markets, Inc.	1,330,962
Deutsche Bank Securities, Inc.	887,308
Goldman, Sachs & Co.	1,330,962
Merrill Lynch Government Securities, Inc.	887,308
Mizuho Securities USA, Inc.	2,440,098
RBC Capital Markets Corp.	665,481
RBS Securities, Inc.	1,167,817
Wachovia Bank NA	1,774,616
Wachovia Capital Markets LLC	576,750
$ 15,165,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Specialized High Income Central Fund	$ 893,536
Fidelity VIP Investment Grade Central Fund	28,550,977
Total	$ 29,444,513
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 49,151,300	$ 893,536	$ -	$ 50,995,685	11.6%
Fidelity VIP Investment Grade Central Fund	3,022,577,174	50,533,162	10,036,113	3,104,751,777	76.4%
Total	$ 3,071,728,474	$ 51,426,698	$ 10,036,113	$ 3,155,747,462
Other Information

The following is a summary of the inputs used, as of March 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,844,728	$ -	$ 1,844,728	$ -
Asset-Backed Securities	3,354,558	-	3,354,558	-
Collateralized Mortgage Obligations	24,464,936	-	24,464,936	-
Fixed-Income Central Funds	3,155,747,462	3,155,747,462	-	-
Cash Equivalents	15,165,000	-	15,165,000	-
Total Investments in Securities:	$ 3,200,576,684	$ 3,155,747,462	$ 44,829,222	$ -
Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $3,059,716,757. Net unrealized appreciation aggregated $140,859,927, of which $144,884,398 related to appreciated investment securities and $4,024,471 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities and collateralized mortgage obligations, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Investor Freedom 2005 Portfolio

March 31, 2010

1.830286.104

VIPIFF2005-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.5%
	Shares	Value
Domestic Equity Funds - 36.5%
VIP Contrafund Portfolio Investor Class	25,042	$ 541,651
VIP Equity-Income Portfolio Investor Class	35,391	628,899
VIP Growth & Income Portfolio Investor Class	53,849	626,798
VIP Growth Portfolio Investor Class	19,944	636,201
VIP Mid Cap Portfolio Investor Class	8,315	225,161
VIP Value Portfolio Investor Class	52,908	544,419
VIP Value Strategies Portfolio Investor Class	26,883	229,585
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,105,300)		3,432,714
International Equity Funds - 9.0%

Developed International Equity Funds - 8.6%
VIP Overseas Portfolio Investor Class R	53,129	806,493
Emerging Markets Equity Funds - 0.4%
VIP Emerging Markets Portfolio Investor Class R	3,939	34,233
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,061,971)		840,726
Bond Funds - 36.4%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Investor Class	86,216	$ 471,601
Investment Grade Bond Funds - 31.4%
VIP Investment Grade Bond Portfolio Investor Class	232,176	2,955,605
TOTAL BOND FUNDS (Cost $3,381,498)		3,427,206
Short-Term Funds - 18.1%

VIP Money Market Portfolio Investor Class (Cost $1,704,350)	1,704,350	1,704,350
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $10,253,119)	9,404,996
NET OTHER ASSETS - 0.0%	(15)
NET ASSETS - 100%	$ 9,404,981
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $10,350,662. Net unrealized depreciation aggregated $945,666, of which $254,307 related to appreciated investment securities and $1,199,973 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Investor Freedom 2010 Portfolio

March 31, 2010

1.830287.104

VIPIFF2010-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 39.6%
	Shares	Value
Domestic Equity Funds - 39.6%
VIP Contrafund Portfolio Investor Class	143,587	$ 3,105,796
VIP Equity-Income Portfolio Investor Class	202,860	3,604,826
VIP Growth & Income Portfolio Investor Class	308,784	3,594,242
VIP Growth Portfolio Investor Class	114,215	3,643,465
VIP Mid Cap Portfolio Investor Class	47,712	1,292,043
VIP Value Portfolio Investor Class	303,220	3,120,134
VIP Value Strategies Portfolio Investor Class	154,016	1,315,299
TOTAL DOMESTIC EQUITY FUNDS (Cost $25,652,646)		19,675,805
International Equity Funds - 11.3%

Developed International Equity Funds - 10.8%
VIP Overseas Portfolio Investor Class R	353,148	5,360,787
Emerging Markets Equity Funds - 0.5%
VIP Emerging Markets Portfolio Investor Class R	25,944	225,455
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $7,550,910)		5,586,242
Bond Funds - 39.1%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Investor Class	453,976	$ 2,483,247
Investment Grade Bond Funds - 34.1%
VIP Investment Grade Bond Portfolio Investor Class	1,330,948	16,942,966
TOTAL BOND FUNDS (Cost $19,460,158)		19,426,213
Short-Term Funds - 10.0%

VIP Money Market Portfolio Investor Class (Cost $4,953,231)	4,953,231	4,953,231
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $57,616,945)	49,641,491
NET OTHER ASSETS - 0.0%	(31)
NET ASSETS - 100%	$ 49,641,460
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $57,968,136. Net unrealized depreciation aggregated $8,326,645, of which $394,800 related to appreciated investment securities and $8,721,445 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Investor Freedom 2015 Portfolio

March 31, 2010

1.830292.104

VIPIFF2015-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 41.0%
	Shares	Value
Domestic Equity Funds - 41.0%
VIP Contrafund Portfolio Investor Class	187,840	$ 4,062,985
VIP Equity-Income Portfolio Investor Class	265,509	4,718,094
VIP Growth & Income Portfolio Investor Class	404,203	4,704,925
VIP Growth Portfolio Investor Class	149,446	4,767,340
VIP Mid Cap Portfolio Investor Class	62,378	1,689,189
VIP Value Portfolio Investor Class	396,606	4,081,079
VIP Value Strategies Portfolio Investor Class	201,257	1,718,734
TOTAL DOMESTIC EQUITY FUNDS (Cost $31,951,300)		25,742,346
International Equity Funds - 11.7%

Developed International Equity Funds - 11.2%
VIP Overseas Portfolio Investor Class R	463,688	7,038,790
Emerging Markets Equity Funds - 0.5%
VIP Emerging Markets Portfolio Investor Class R	34,241	297,557
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $9,331,484)		7,336,347
Bond Funds - 38.6%
	Shares	Value
High Yield Bond Funds - 5.2%
VIP High Income Portfolio Investor Class	590,835	$ 3,231,867
Investment Grade Bond Funds - 33.4%
VIP Investment Grade Bond Portfolio Investor Class	1,645,920	20,952,564
TOTAL BOND FUNDS (Cost $24,091,386)		24,184,431
Short-Term Funds - 8.7%

VIP Money Market Portfolio Investor Class (Cost $5,471,208)	5,471,208	5,471,208
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $70,845,378)	62,734,332
NET OTHER ASSETS - 0.0%	(42)
NET ASSETS - 100%	$ 62,734,290
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $71,261,984. Net unrealized depreciation aggregated $8,527,652, of which $1,178,290 related to appreciated investment securities and $9,705,942 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Investor Freedom 2020 Portfolio

March 31, 2010

1.830296.104

VIPIFF2020-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 49.5%
	Shares	Value
Domestic Equity Funds - 49.5%
VIP Contrafund Portfolio Investor Class	310,456	$ 6,715,157
VIP Equity-Income Portfolio Investor Class	438,732	7,796,262
VIP Growth & Income Portfolio Investor Class	667,636	7,771,285
VIP Growth Portfolio Investor Class	247,147	7,883,997
VIP Mid Cap Portfolio Investor Class	102,843	2,784,997
VIP Value Portfolio Investor Class	654,975	6,739,689
VIP Value Strategies Portfolio Investor Class	331,994	2,835,226
TOTAL DOMESTIC EQUITY FUNDS (Cost $52,616,680)		42,526,613
International Equity Funds - 14.1%

Developed International Equity Funds - 13.5%
VIP Overseas Portfolio Investor Class R	766,545	11,636,157
Emerging Markets Equity Funds - 0.6%
VIP Emerging Markets Portfolio Investor Class R	56,836	493,905
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $15,410,998)		12,130,062
Bond Funds - 33.9%
	Shares	Value
High Yield Bond Funds - 6.9%
VIP High Income Portfolio Investor Class	1,084,631	$ 5,932,932
Investment Grade Bond Funds - 27.0%
VIP Investment Grade Bond Portfolio Investor Class	1,821,459	23,187,178
TOTAL BOND FUNDS (Cost $29,295,513)		29,120,110
Short-Term Funds - 2.5%

VIP Money Market Portfolio Investor Class (Cost $2,139,797)	2,139,797	2,139,797
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $99,462,988)	85,916,582
NET OTHER ASSETS - 0.0%	15
NET ASSETS - 100%	$ 85,916,597
Other Information

All investments are categorized as Level 1. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $100,126,373. Net unrealized depreciation aggregated $14,209,791, of which $1,581,171 related to appreciated investment securities and $15,790,962 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Investor Freedom 2025 Portfolio

March 31, 2010

1.830297.104

VIPIFF2025-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 55.1%
	Shares	Value
Domestic Equity Funds - 55.1%
VIP Contrafund Portfolio Investor Class	146,687	$ 3,172,844
VIP Equity-Income Portfolio Investor Class	207,388	3,685,293
VIP Growth & Income Portfolio Investor Class	315,733	3,675,137
VIP Growth Portfolio Investor Class	116,835	3,727,030
VIP Mid Cap Portfolio Investor Class	48,787	1,321,162
VIP Value Portfolio Investor Class	309,701	3,186,822
VIP Value Strategies Portfolio Investor Class	157,238	1,342,811
TOTAL DOMESTIC EQUITY FUNDS (Cost $23,150,871)		20,111,099
International Equity Funds - 15.7%

Developed International Equity Funds - 15.1%
VIP Overseas Portfolio Investor Class R	362,380	5,500,933

	Shares	Value
Emerging Markets Equity Funds - 0.6%
VIP Emerging Markets Portfolio Investor Class R	26,670	$ 231,762
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,876,365)		5,732,695
Bond Funds - 29.2%

High Yield Bond Funds - 7.4%
VIP High Income Portfolio Investor Class	495,143	2,708,434
Investment Grade Bond Funds - 21.8%
VIP Investment Grade Bond Portfolio Investor Class	623,601	7,938,443
TOTAL BOND FUNDS (Cost $10,670,414)		10,646,877
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $40,697,650)	36,490,671
NET OTHER ASSETS - 0.0%	1
NET ASSETS - 100%	$ 36,490,672
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $41,030,338. Net unrealized depreciation aggregated $4,539,667, of which $1,676,651 related to appreciated investment securities and $6,216,318 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Investor Freedom 2030 Portfolio

March 31, 2010

1.830291.104

VIPIFF2030-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 59.1%
	Shares	Value
Domestic Equity Funds - 59.1%
VIP Contrafund Portfolio Investor Class	161,325	$ 3,489,463
VIP Equity-Income Portfolio Investor Class	228,338	4,057,571
VIP Growth & Income Portfolio Investor Class	318,985	3,712,986
VIP Growth Portfolio Investor Class	128,547	4,100,642
VIP Mid Cap Portfolio Investor Class	53,640	1,452,564
VIP Value Portfolio Investor Class	340,843	3,507,271
VIP Value Strategies Portfolio Investor Class	173,127	1,478,505
TOTAL DOMESTIC EQUITY FUNDS (Cost $27,196,175)		21,799,002
International Equity Funds - 17.1%

Developed International Equity Funds - 16.4%
VIP Overseas Portfolio Investor Class R	398,724	6,052,634
Emerging Markets Equity Funds - 0.7%
VIP Emerging Markets Portfolio Investor Class R	29,514	256,476
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $8,082,752)		6,309,110
Bond Funds - 23.8%
	Shares	Value
High Yield Bond Funds - 7.4%
VIP High Income Portfolio Investor Class	499,480	$ 2,732,153
Investment Grade Bond Funds - 16.4%
VIP Investment Grade Bond Portfolio Investor Class	473,586	6,028,756
TOTAL BOND FUNDS (Cost $8,926,487)		8,760,909
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $44,205,414)	36,869,021
NET OTHER ASSETS - 0.0%	(2)
NET ASSETS - 100%	$ 36,869,019
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $44,531,271. Net unrealized depreciation aggregated $7,662,250, of which $827,614 related to appreciated investment securities and $8,489,864 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Investor Freedom Income Portfolio

March 31, 2010

1.830283.104

VIPIFFINC-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 18.8%
	Shares	Value
Domestic Equity Funds - 18.8%
VIP Contrafund Portfolio Investor Class	39,212	$ 848,160
VIP Equity-Income Portfolio Investor Class	55,421	984,828
VIP Growth & Income Portfolio Investor Class	84,218	980,296
VIP Growth Portfolio Investor Class	31,217	995,829
VIP Mid Cap Portfolio Investor Class	12,994	351,886
VIP Value Portfolio Investor Class	82,689	850,866
VIP Value Strategies Portfolio Investor Class	41,983	358,531
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,954,383)		5,370,396
International Equity Funds - 2.0%

Developed International Equity Funds - 1.9%
VIP Overseas Portfolio Investor Class R	34,984	531,057
Emerging Markets Equity Funds - 0.1%
VIP Emerging Markets Portfolio Investor Class R	2,655	23,073
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $511,494)		554,130
Bond Funds - 39.8%
	Shares	Value
High Yield Bond Funds - 5.1%
VIP High Income Portfolio Investor Class	265,000	$ 1,449,547
Investment Grade Bond Funds - 34.7%
VIP Investment Grade Bond Portfolio Investor Class	778,085	9,905,020
TOTAL BOND FUNDS (Cost $11,249,306)		11,354,567
Short-Term Funds - 39.4%

VIP Money Market Portfolio Investor Class (Cost $11,252,208)	11,252,208	11,252,208
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $28,967,391)	28,531,301
NET OTHER ASSETS - 0.0%	(39)
NET ASSETS - 100%	$ 28,531,262
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $29,116,664. Net unrealized depreciation aggregated $585,363, of which $676,539 related to appreciated investment securities and $1,261,902 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Money Market Portfolio

March 31, 2010

1.814641.105

VIPMM-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.2%
Due Date	Yield (a)	Principal Amount	Value
General Electric Capital Corp.
3/11/11	0.46%	$ 4,000,000	$ 4,050,138
Certificates of Deposit - 55.6%

London Branch, Eurodollar, Foreign Banks - 11.4%
Banco Bilbao Vizcaya Argentaria SA
5/28/10	0.25	18,000,000	18,000,142
Commonwealth Bank of Australia
8/23/10 to 9/24/10	0.33 to 0.50	19,000,000	19,000,000
Credit Agricole SA
4/1/10 to 5/20/10	0.28 to 0.67 (d)	69,000,000	69,000,000
Credit Industriel et Commercial
4/6/10 to 6/8/10	0.34 to 0.41	59,000,000	59,000,000
Danske Bank AS
4/22/10	0.21	9,000,000	9,000,000
HSBC Bank PLC
11/22/10 to 12/21/10	0.58 to 0.60	15,000,000	15,000,000
ING Bank NV
6/10/10	0.25	9,000,000	9,000,000
Landesbank Hessen-Thuringen
4/6/10 to 9/15/10	0.32 to 0.63	47,000,000	47,000,000
UniCredit SpA
6/3/10 to 6/16/10	0.30	20,000,000	20,000,000
			265,000,142
New York Branch, Yankee Dollar, Foreign Banks - 44.2%
ABN-AMRO Bank NV
4/6/10	0.27	18,000,000	18,000,000
Banco Bilbao Vizcaya Argentaria SA New York Branch
4/19/10 to 6/16/10	0.25 to 0.37 (d)	52,000,000	52,000,569
Bank of Montreal
4/17/10	0.23 (d)	6,000,000	6,000,000
Bank of Nova Scotia
4/14/10 to 6/8/10	0.25 to 0.45 (d)	51,000,000	51,000,000
Bank of Nova Scotia Houston Branch
8/23/10 to 10/29/10	0.32	69,000,000	69,000,000
Bank of Tokyo-Mitsubishi
4/16/10 to 7/9/10	0.21 to 0.32	51,000,000	51,000,000
Bank Tokyo-Mitsubishi UFJ Ltd.
4/30/10	0.21	9,000,000	9,000,000
Barclays Bank PLC
4/16/10	0.34 (d)	41,000,000	41,000,000
BNP Paribas New York Branch
8/13/10 to 9/20/10	0.40 to 0.45	60,000,000	60,000,000
BNP Paribas SA
8/12/10	0.40	10,000,000	10,000,000

Due Date	Yield (a)	Principal Amount	Value
Calyon New York Branch
6/8/10 to 7/6/10	0.40% (d)	$ 31,000,000	$ 31,000,000
Canadian Imperial Bank of Commerce, New York
4/9/10 to 4/19/10	0.26 to 0.28 (d)	41,000,000	41,000,000
Commerzbank AG New York Branch
4/19/10 to 8/10/10	0.27 to 0.45 (d)	58,000,000	58,000,000
Intesa Sanpaolo SpA
9/9/10	0.35	13,000,000	13,000,000
Intesa Sanpaolo SpA New York Branch
4/23/10	0.30 (d)	5,000,000	5,000,000
Landesbank Baden-Wuerttemberg New York Branch
4/12/10	0.34	9,000,000	9,000,000
Mizuho Corporate Bank Ltd.
6/15/10	0.25	9,000,000	9,000,000
Natexis Banques Populaires NY
5/12/10 to 6/15/10	0.30 to 1.05 (d)	70,000,000	70,000,000
Natixis New York Branch
4/12/10 to 6/22/10	0.30 to 1.47 (d)	43,000,000	43,000,000
Rabobank Nederland
4/6/10 to 5/18/10	0.23 to 0.60 (d)	78,000,000	78,000,000
Rabobank Nederland New York Branch
4/6/10 to 8/30/10	0.23 to 0.28 (d)	66,000,000	66,000,000
Royal Bank of Canada
4/1/10	0.57 (d)	27,000,000	27,000,000
Royal Bank of Canada New York Branch
4/12/10 to 4/29/10	0.23 to 0.25 (d)	11,000,000	11,000,000
Royal Bank of Scotland PLC
4/1/10	0.73	11,000,000	11,000,000
Royal Bank of Scotland PLC Connecticut Branch
4/20/10 to 5/21/10	0.52 to 0.54 (d)	32,000,000	32,000,000
Royal Bank Scotland NV Chicago
5/24/10	0.30	10,000,000	10,000,000
Skandinaviska Enskilda Banken New York Branch
5/4/10	0.30	12,000,000	12,000,000
Societe Generale
5/5/10	0.55 (d)	7,000,000	7,000,000
Societe Generale Institutional CD Program
4/6/10 to 4/7/10	0.26 to 0.27 (d)	45,000,000	45,000,000
Sumitomo Mitsui Banking Corp. New York Branch
4/28/10	0.21	4,000,000	4,000,000
Toronto-Dominion Bank
4/6/10 to 4/29/10	0.23 to 0.65 (d)	33,000,000	33,000,000
Toronto-Dominion Bank New York Branch
4/6/10 to 10/28/10	0.23 to 0.32 (d)	24,000,000	23,999,652
UniCredito Italiano SpA, New York
4/27/10	0.30	15,000,000	15,000,000
			1,021,000,221
TOTAL CERTIFICATES OF DEPOSIT			1,286,000,363
Commercial Paper - 19.3%
Due Date	Yield (a)	Principal Amount	Value
Abbott Laboratories
4/26/10	0.32% (d)	$ 15,000,000	$ 15,000,000
Autobahn Funding
4/7/10	0.26	6,000,000	5,999,740
Bayerische Landesbank
4/5/10	0.32	26,000,000	25,999,076
Commerzbank U.S. Finance, Inc.
4/1/10 to 8/10/10	0.22 to 0.45	40,000,000	39,970,597
Commonwealth Bank of Australia
9/10/10	0.33	15,000,000	14,978,063
Dakota Notes (Citibank Credit Card Issuance Trust)
4/7/10 to 6/7/10	0.21 to 0.25	14,000,000	13,995,470
DnB NOR Bank ASA
4/1/10 to 4/19/10	0.22 to 0.23 (d)	25,000,000	25,000,000
Groupe BPCE
4/6/10	0.30	15,000,000	14,999,375
Hannover Funding Co. LLC
6/23/10	0.65	10,000,000	9,985,014
Intesa Funding LLC
5/4/10 to 9/16/10	0.22 to 0.35	39,000,000	38,970,127
Irish Republic
5/21/10 to 6/10/10	0.40	24,000,000	23,985,333
Landesbank Hessen-Thuringen
7/6/10 to 8/9/10	0.63	11,000,000	10,979,140
Natexis Banques Populaires U.S. Finance Co. LLC
5/18/10	0.30	3,000,000	2,998,825
Nationwide Building Society
5/24/10 to 6/1/10	0.25	5,000,000	4,998,049
Norddeutsche Landesbank (New York Branch)
5/10/10 to 5/24/10	0.40	15,000,000	14,992,656
Pfizer, Inc.
4/20/10 to 4/30/10	0.60	15,000,000	14,993,223
Sumitomo Trust & Banking Co. Ltd. New York Branch Program
4/5/10	0.20	1,000,000	999,978
Toyota Credit Canada, Inc.
5/18/10 to 6/1/10	0.30	44,000,000	43,982,183
Toyota Motor Credit Corp.
4/30/10 to 5/17/10	0.25 to 0.30	20,000,000	19,994,731
UniCredito Italiano Bank (Ireland) PLC
4/22/10 to 5/28/10	0.30	27,000,000	26,989,492
Westpac Banking Corp.
4/13/10 to 5/10/10	0.26 to 0.70 (d)	56,000,000	55,991,658
XTO Energy, Inc.
4/5/10	0.24	19,000,000	18,999,493
TOTAL COMMERCIAL PAPER			444,802,223
U.S. Government and Government Agency Obligations - 4.5%
Due Date	Yield (a)	Principal Amount	Value
Other Government Related - 4.5%
Bank of America NA (FDIC Guaranteed)
4/29/10 to 6/14/10	0.29 to 0.30% (c)(d)	$ 57,309,000	$ 57,309,000
Citibank NA (FDIC Guaranteed)
6/30/10	0.34 (c)(d)	10,000,000	10,000,000
General Electric Capital Corp. (FDIC Guaranteed)
4/8/10	0.30 (c)(d)	36,620,000	36,620,000
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS			103,929,000
Federal Agencies - 2.0%

Federal Home Loan Bank - 2.0%
4/15/10 to 3/23/11	0.15 to 0.55 (d)	47,000,000	46,978,520
Bank Notes - 1.4%

Bank of America NA
4/5/10	0.28 (d)	10,000,000	10,000,000
Societe Generale
4/1/10	0.66 (b)(d)	22,000,000	22,000,000
TOTAL BANK NOTES			32,000,000
Medium-Term Notes - 10.8%

AT&T, Inc.
4/2/10	0.70 (b)(d)	33,000,000	33,000,000
Banque Federative du Credit Mutuel
5/28/10	0.65 (b)(d)	12,000,000	12,000,000
BNP Paribas SA
5/13/10	0.50 (d)	20,000,000	20,000,000
BP Capital Markets PLC
6/11/10	0.39 (d)	14,000,000	14,000,000
Cellco Partnership
6/28/10	0.89 (b)(d)	14,000,000	14,000,000
Commonwealth Bank of Australia
4/6/10 to 4/14/10	0.28 (b)(d)	38,000,000	38,000,000
Metropolitan Life Global Funding I
7/6/10	0.95 (b)(d)	11,900,000	11,934,345
New York Life Insurance Co.
5/14/10	1.30 (d)(f)	9,000,000	9,000,000
Procter & Gamble International Funding SCA
5/7/10	0.26 (d)	7,000,000	7,000,000
Royal Bank of Canada
4/15/10	0.65 (b)(d)	23,000,000	23,000,000
Verizon Communications, Inc.
6/15/10	0.76 (d)	14,000,000	14,000,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount	Value
Westpac Banking Corp.
4/15/10 to 5/11/10	0.28 to 0.29% (b)(d)	$ 54,000,000	$ 54,000,000
TOTAL MEDIUM-TERM NOTES			249,934,345
Short-Term Notes - 0.4%

Metropolitan Life Insurance Co.
4/1/10	0.65 (d)(f)	10,000,000	10,000,000
Time Deposits - 0.3%

Banco Santander SA
4/16/10	0.25	6,000,000	6,000,000
Asset-Backed Securities - 0.3%

Bank of America Auto Trust
9/15/10	0.39 (b)	510,061	510,061
Harley-Davidson Motorcycle Trust
10/15/10	0.34	5,887,002	5,887,002
Honda Auto Receivables Owner Trust
7/15/10	0.74	659,190	659,190
TOTAL ASSET-BACKED SECURITIES			7,056,253
Repurchase Agreements - 7.9%
	Maturity Amount
In a joint trading account at 0.04% dated 3/31/10 due 4/1/10 (Collateralized by U.S. Government Obligations) #	$ 245,000	245,000
With:
Barclays Capital, Inc. at:
0.32%, dated 2/17/10 due 5/18/10 (Collateralized by Corporate Obligations valued at $1,051,214, 0.86%, 7/18/11)	1,000,800	1,000,000
0.4%, dated:
1/25/10 due 4/19/10 (Collateralized by Mortgage Loan Obligations valued at $3,152,310, 5.7%, 7/10/46)	3,002,800	3,000,000
3/18/10 due 4/16/10 (Collateralized by Equity Securities valued at $7,561,191)	7,002,256	7,000,000

	Maturity Amount	Value
0.45%, dated:
2/10/10 due 4/9/10 (Collateralized by Corporate Obligations valued at $2,161,350, 2.3%, 3/25/33)	$ 2,001,450	$ 2,000,000
3/19/10 due 4/16/10 (Collateralized by Corporate Obligations valued at $2,160,351, 0.39% - 2.3%, 3/25/33 - 12/25/36)	2,000,700	2,000,000
3/22/10 due 4/28/10 (Collateralized by Corporate Obligations valued at $4,320,540, 0.37%, 12/25/36)	4,001,850	4,000,000
0.5%, dated 1/25/10 due:
4/9/10 (Collateralized by Corporate Obligations valued at $2,161,980, 0.39%, 12/25/36)	2,002,056	2,000,000
4/26/10 (Collateralized by Corporate Obligations valued at $2,114,190, 2.3% - 2.95%, 3/25/33 - 5/25/33)	2,002,528	2,000,000
0.55%, dated 1/4/10 due 4/1/10 (Collateralized by Corporate Obligations valued at $3,154,187, 2.95%, 5/25/33)	3,003,988	3,000,000
BNP Paribas Securities Corp. at 0.25%, dated 3/31/10 due 4/1/10 (Collateralized by Corporate Obligations valued at $4,200,029, 8.25%, 4/1/19)	4,000,028	4,000,000
Deutsche Bank Securities, Inc. at:
0.35%, dated:
1/14/10 due 4/16/10 (Collateralized by Corporate Obligations valued at $9,750,406, 6.3% - 11.13%, 5/10/17 - 8/15/31)	9,008,050	9,000,000
1/22/10 due:
4/28/10 (Collateralized by Corporate Obligations valued at $5,489,670, 6.95% - 9%, 6/1/28 - 8/15/31)	5,004,667	5,000,000
4/30/10 (Collateralized by Corporate Obligations valued at $5,378,889, 3.6% - 10.75%, 1/14/13 - 8/15/31)	5,004,764	5,000,000
0.4%, dated:
1/8/10 due 4/8/10 (Collateralized by Mortgage Loan Obligations valued at $5,410,318, 0.49% - 7.88%, 12/22/14 - 9/25/37)	5,005,000	5,000,000
1/11/10 due 4/13/10 (Collateralized by Mortgage Loan Obligations valued at $6,519,772, 0.52% - 6.4%, 1/25/33 - 9/25/37)	5,005,111	5,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
Deutsche Bank Securities, Inc. at:
0.4%, dated:
1/20/10 due 4/20/10 (Collateralized by Corporate Obligations valued at $2,739,871, 0% - 11.5%, 2/4/17 - 11/20/48)	$ 2,002,000	$ 2,000,000
2/2/10 due:
5/4/10 (Collateralized by Corporate Obligations valued at $5,403,481, 6.25% - 11.25%, 8/15/14 - 3/15/37)	5,005,056	5,000,000
5/7/10 (Collateralized by Corporate Obligations valued at $2,269,896, 7.5%, 5/15/16)	2,002,089	2,000,000
5/10/10 (Collateralized by Corporate Obligations valued at $2,197,877, 7.88% - 9.25%, 8/15/14 - 8/15/31)	2,002,156	2,000,000
ING Financial Markets LLC at:
0.3%, dated 2/22/10 due 5/24/10 (Collateralized by Corporate Obligations valued at $4,205,579, 5.38% - 9.38%, 11/15/14 - 6/15/33)	4,003,033	4,000,000
0.33%, dated 1/7/10 due 4/9/10 (Collateralized by Corporate Obligations valued at $1,051,524, 9.38%, 5/15/19)	1,000,843	1,000,000
J.P. Morgan Securities, Inc. at 0.62%, dated 3/31/10 due 4/1/10 (Collateralized by Mortgage Loan Obligations valued at $57,241,037, 0.51% - 6%, 11/25/35 - 2/25/47)	53,000,913	53,000,000
Merrill Lynch, Pierce, Fenner & Smith at 0.42%, dated 2/22/10 due 5/21/10 (Collateralized by Equity Securities valued at $9,725,139) (d)(e)	9,009,240	9,000,000
Morgan Stanley & Co. at:
0.45%, dated 3/5/10 due 4/5/10 (Collateralized by Corporate Obligations valued at $7,876,167, 6.05% - 9.63%, 4/15/15 - 11/1/31)	7,002,713	7,000,000
0.75%, dated 1/14/10 due 4/14/10 (Collateralized by Corporate Obligations valued at $21,437,790, 0.74% - 15.41%, 12/15/10 - 11/23/52)	18,033,750	18,000,000
RBS Securities, Inc. at 0.57%, dated 3/22/10 due 4/21/10 (Collateralized by Corporate Obligations valued at $11,989,739, 0.46% - 1.19%, 6/15/22 - 6/25/36) (d)(e)	11,005,225	11,000,000

	Maturity Amount	Value
UBS Securities LLC at 0.3%, dated:
2/9/10 due 5/10/10 (Collateralized by Corporate Obligations valued at $5,253,200, 0.02%, 4/15/21)	$ 5,003,750	$ 5,000,000
2/17/10 due 5/17/10 (Collateralized by Corporate Obligations valued at $3,166,142, 0.06%, 6/15/18)	3,002,225	3,000,000
Wells Fargo Securities, LLC at 0.32%, dated 1/27/10 due 4/27/10 (Collateralized by Corporate Obligations valued at $1,050,598, 5.25%, 8/1/33)	1,000,800	1,000,000
TOTAL REPURCHASE AGREEMENTS		182,245,000
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $2,372,995,842)	2,372,995,842
NET OTHER ASSETS - (2.7)%	(61,801,453)
NET ASSETS - 100%	$ 2,311,194,389
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $208,444,406 or 9.0% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $103,929,000 or 4.5% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(e) The maturity amount is based on the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,000,000 or 0.8% of net assets.

Security	Acquisition Date	Cost
Metropolitan Life Insurance Co. 0.65%, 4/1/10	3/26/02	$ 10,000,000
New York Life Insurance Co. 1.3%, 5/14/10	5/8/09	$ 9,000,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$245,000 due 4/01/10 at 0.04%
Banc of America Securities LLC	$ 20,562
Bank of America, NA	92,533
Barclays Capital, Inc.	10,281
Credit Suisse Securities (USA) LLC	10,281
Deutsche Bank Securities, Inc.	27,759
ING Financial Markets LLC	2,827
J.P. Morgan Securities, Inc.	35,984
Morgan Stanley & Co., Inc.	5,141
RBC Capital Markets Corp.	10,795
RBS Securities, Inc.	7,031
Societe Generale, New York Branch	12,852
UBS Securities LLC	8,954
$ 245,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At March 31, 2010, the cost of investment securities for income tax purposes was $2,372,995,842.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Strategic Income Portfolio

March 31, 2010

1.799886.106

VIPSI-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 35.0%
		Principal Amount (c)	Value
Convertible Bonds - 0.7%
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.2%
TRW Automotive, Inc. 3.5% 12/1/15 (f)		$ 921,000	$ 1,094,516
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Cal Dive International, Inc. 3.25% 12/15/25		170,000	152,456
Oil, Gas & Consumable Fuels - 0.1%
Massey Energy Co. 3.25% 8/1/15		500,000	484,450
TOTAL ENERGY			636,906
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Advanced Micro Devices, Inc.:
5.75% 8/15/12		25,000	24,906
6% 5/1/15		385,000	371,525
ON Semiconductor Corp. 0% 4/15/24		20,000	19,975
			416,406
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
NII Holdings, Inc. 3.125% 6/15/12		2,610,000	2,469,713
TOTAL CONVERTIBLE BONDS			4,617,541
Nonconvertible Bonds - 34.3%
CONSUMER DISCRETIONARY - 5.0%
Auto Components - 0.4%
Affinia Group, Inc.:
9% 11/30/14		170,000	168,725
10.75% 8/15/16 (f)		55,000	59,950
ArvinMeritor, Inc. 10.625% 3/15/18		170,000	177,225
Lear Corp.:
7.875% 3/15/18		110,000	110,963
8.125% 3/15/20		125,000	126,719
RSC Equipment Rental, Inc. 10% 7/15/17 (f)		180,000	191,250
Tenneco, Inc.:
8.125% 11/15/15		80,000	81,800
8.625% 11/15/14		519,000	529,380
The Goodyear Tire & Rubber Co. 10.5% 5/15/16		305,000	329,400
TRW Automotive, Inc.:
7% 3/15/14 (f)		20,000	19,700

		Principal Amount (c)	Value
7.25% 3/15/17 (f)		$ 1,015,000	$ 979,475
8.875% 12/1/17 (f)		120,000	124,500
			2,899,087
Automobiles - 0.2%
General Motors Corp.:
6.75% 5/1/28 (b)		657,000	229,950
7.125% 7/15/13 (b)		170,000	61,200
7.2% 1/15/11 (b)		85,000	31,025
7.4% 9/1/25 (b)		369,000	132,840
7.7% 4/15/16 (b)		535,000	189,925
8.1% 6/15/24 (b)		175,000	62,125
8.25% 7/15/23 (b)		698,000	258,260
8.375% 7/15/33 (b)		720,000	270,000
8.8% 3/1/21 (b)		50,000	18,000
			1,253,325
Diversified Consumer Services - 0.0%
Mac-Gray Corp. 7.625% 8/15/15		40,000	39,248
Hotels, Restaurants & Leisure - 1.1%
GWR Operating Partnership LLP 10.875% 4/1/17 (f)		355,000	345,238
Harrah's Operating Co., Inc. 11.25% 6/1/17		675,000	727,313
Landry's Restaurants, Inc. 11.625% 12/1/15 (f)		110,000	118,800
MGM Mirage, Inc.:
5.875% 2/27/14		260,000	217,100
6.625% 7/15/15		1,200,000	984,000
6.75% 4/1/13		140,000	126,700
6.875% 4/1/16		235,000	190,350
7.5% 6/1/16		1,335,000	1,111,388
7.625% 1/15/17		547,000	451,275
9% 3/15/20 (f)		285,000	294,975
10.375% 5/15/14 (f)		100,000	109,500
11.125% 11/15/17 (f)		190,000	213,275
Mohegan Tribal Gaming Authority:
6.875% 2/15/15		195,000	147,713
11.5% 11/1/17 (f)		540,000	556,200
Scientific Games Corp. 6.25% 12/15/12		40,000	39,800
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (f)		100,000	84,250
Six Flags Operations, Inc. 12.25% 7/15/16 (b)(f)		349,000	408,330
Speedway Motorsports, Inc. 6.75% 6/1/13		95,000	94,763
Station Casinos, Inc.:
6% 4/1/12 (b)		610,000	41,175
6.5% 2/1/14 (b)		811,000	1,014
6.625% 3/15/18 (b)		830,000	1,038
6.875% 3/1/16 (b)		865,000	1,081
7.75% 8/15/16 (b)		920,000	66,700
Town Sports International Holdings, Inc. 11% 2/1/14		23,000	19,809
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15 (f)		$ 1,180,000	$ 1,188,850
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
9% 1/15/12 (b)		30,000	5,550
12.75% 1/15/13 (b)		230,000	288
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (f)		66,000	35,970
			7,582,445
Household Durables - 0.2%
Controladora Mabe SA CV 7.875% 10/28/19 (f)		350,000	371,000
K. Hovnanian Enterprises, Inc. 10.625% 10/15/16		465,000	496,388
Reliance Intermediate Holdings LP 9.5% 12/15/19 (f)		485,000	514,100
Sealy Mattress Co. 10.875% 4/15/16 (f)		100,000	111,750
			1,493,238
Leisure Equipment & Products - 0.0%
Easton-Bell Sports, Inc. 9.75% 12/1/16 (f)		120,000	126,000
Media - 2.6%
AMC Entertainment, Inc. 11% 2/1/16		550,000	592,625
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		345,000	368,736
CanWest Media, Inc. 8% 9/15/12 (b)		20,666	19,839
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16 (f)		1,205,112	1,440,109
Clear Channel Communications, Inc.:
4.9% 5/15/15		165,000	94,050
5.5% 9/15/14		123,000	78,105
5.5% 12/15/16		115,000	59,800
5.75% 1/15/13		195,000	150,638
6.25% 3/15/11		10,000	9,675
6.875% 6/15/18		80,000	40,800
10.75% 8/1/16		2,105,000	1,636,638
11.75% 8/1/16 pay-in-kind (h)		307,037	214,386
Clear Channel Worldwide Holdings, Inc.:
Series A 9.25% 12/15/17 (f)		120,000	124,650
Series B 9.25% 12/15/17 (f)		475,000	496,375

		Principal Amount (c)	Value
EchoStar Communications Corp.:
6.625% 10/1/14		$ 790,000	$ 795,925
7% 10/1/13		340,000	353,600
7.125% 2/1/16		2,725,000	2,765,875
7.75% 5/31/15		1,100,000	1,144,000
Haights Cross Communications, Inc. 12.5% 8/15/11 (b)(e)		20,000	1,200
Interpublic Group of Companies, Inc. 10% 7/15/17		170,000	192,950
Liberty Media Corp.:
8.25% 2/1/30		1,295,000	1,205,969
8.5% 7/15/29		230,000	214,188
MDC Partners, Inc. 11% 11/1/16 (f)		65,000	70,281
MediMedia USA, Inc. 11.375% 11/15/14 (f)		50,000	42,000
Net Servicos de Comunicacao SA 7.5% 1/27/20 (f)		485,000	511,675
Nielsen Finance LLC/Nielsen Finance Co.:
10% 8/1/14		615,000	641,138
11.5% 5/1/16		315,000	355,950
11.625% 2/1/14		160,000	181,600
Rainbow National Services LLC:
8.75% 9/1/12 (f)		110,000	111,650
10.375% 9/1/14 (f)		365,000	383,250
The Reader's Digest Association, Inc.:
9% 2/15/17 (b)		160,000	16
9.5% 2/15/17 (f)(h)		1,040,000	1,062,360
TL Acquisitions, Inc. 10.5% 1/15/15 (f)		1,785,000	1,682,363
Univision Communications, Inc. 12% 7/1/14 (f)		490,000	539,000
Videotron Ltd. 6.875% 1/15/14		125,000	126,563
			17,707,979
Multiline Retail - 0.2%
Matahari International Finance Co. BV 10.75% 8/7/12		650,000	674,375
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14		450,000	438,750
			1,113,125
Specialty Retail - 0.2%
Claire's Stores, Inc.:
9.25% 6/1/15		185,000	162,800
10.375% 6/1/15 pay-in-kind (h)		273,688	221,722
Michaels Stores, Inc.:
0% 11/1/16 (d)		30,000	26,400
10% 11/1/14		480,000	506,400
Sonic Automotive, Inc. 9% 3/15/18 (f)		160,000	164,000
Staples, Inc. 9.75% 1/15/14		433,000	524,939
			1,606,261
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.1%
Levi Strauss & Co.:
8.875% 4/1/16		$ 170,000	$ 176,800
9.75% 1/15/15		115,000	120,175
			296,975
TOTAL CONSUMER DISCRETIONARY			34,117,683
CONSUMER STAPLES - 0.4%
Beverages - 0.1%
Cerveceria Nacional Dominicana C por A:
8% 3/27/14 (Reg. S)		100,000	105,500
16% 3/27/12 (f)		400,000	371,280
			476,780
Food & Staples Retailing - 0.1%
Rite Aid Corp.:
8.625% 3/1/15		55,000	47,025
9.375% 12/15/15		140,000	119,700
9.5% 6/15/17		220,000	184,800
			351,525
Food Products - 0.2%
Ciliandra Perkasa Finance Co. Pte. Ltd. 10.75% 12/8/11 (Reg. S)		200,000	206,260
Hines Nurseries, Inc. 10.25% 10/1/11 (b)		120,000	1,200
JBS USA LLC/JBS USA Finance, Inc. 11.625% 5/1/14 (f)		330,000	375,375
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.:
9.25% 4/1/15		35,000	35,875
10.625% 4/1/17		65,000	68,738
Smithfield Foods, Inc. 10% 7/15/14 (f)		380,000	423,700
			1,111,148
Household Products - 0.0%
Cellu Tissue Holdings, Inc. 11.5% 6/1/14		230,000	255,576
Central Garden & Pet Co. 9.125% 2/1/13		75,000	76,140
			331,716
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14		40,000	40,100
Revlon Consumer Products Corp. 9.75% 11/15/15 (f)		300,000	309,750
			349,850
TOTAL CONSUMER STAPLES			2,621,019

		Principal Amount (c)	Value
ENERGY - 4.3%
Energy Equipment & Services - 0.1%
Complete Production Services, Inc. 8% 12/15/16		$ 130,000	$ 129,025
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (f)		240,000	244,500
Hercules Offshore, Inc. 10.5% 10/15/17 (f)		375,000	374,063
Pioneer Drilling Co. 9.875% 3/15/18 (f)		275,000	275,000
			1,022,588
Oil, Gas & Consumable Fuels - 4.2%
Adaro Indonesia PT 7.625% 10/22/19 (f)		330,000	344,025
Atlas Energy Operating Co. LLC/Financing Corp. 10.75% 2/1/18		245,000	269,500
Atlas Pipeline Partners LP 8.125% 12/15/15		840,000	812,700
Berry Petroleum Co.:
8.25% 11/1/16		150,000	151,875
10.25% 6/1/14		145,000	159,500
Chaparral Energy, Inc. 8.5% 12/1/15		275,000	250,580
Chesapeake Energy Corp.:
6.5% 8/15/17		920,000	890,100
6.875% 11/15/20		2,335,000	2,270,788
7.25% 12/15/18		515,000	515,000
7.5% 9/15/13		40,000	40,400
7.625% 7/15/13		655,000	682,838
9.5% 2/15/15		360,000	391,500
Colorado Interstate Gas Co. 6.8% 11/15/15		260,000	290,289
Concho Resources, Inc. 8.625% 10/1/17		155,000	164,688
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (f)		270,000	274,050
CONSOL Energy, Inc.:
8% 4/1/17 (f)		525,000	539,438
8.25% 4/1/20 (f)		540,000	556,200
Continental Resources, Inc. 8.25% 10/1/19		65,000	68,900
Crosstex Energy/Crosstex Energy Finance Corp. 8.875% 2/15/18 (f)		390,000	402,188
Denbury Resources, Inc.:
8.25% 2/15/20		310,000	329,747
9.75% 3/1/16		105,000	116,025
Drummond Co., Inc.:
7.375% 2/15/16		300,000	294,000
9% 10/15/14 (f)		525,000	546,000
EXCO Resources, Inc. 7.25% 1/15/11		10,000	10,013
International Coal Group, Inc. 9.125% 4/1/18		75,000	76,875
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
InterNorth, Inc. 9.625% 3/16/06 (b)		$ 100,000	$ 0
KazMunaiGaz Finance Sub BV:
8.375% 7/2/13 (f)		400,000	449,500
9.125% 7/2/18 (f)		330,000	399,300
11.75% 1/23/15 (f)		380,000	488,775
LINN Energy LLC 8.625% 4/15/20 (f)		780,000	780,975
Mariner Energy, Inc.:
7.5% 4/15/13		185,000	186,388
8% 5/15/17		305,000	301,950
11.75% 6/30/16		320,000	358,400
Massey Energy Co. 6.875% 12/15/13		560,000	567,700
Naftogaz of Ukraine NJSC 9.5% 9/30/14		380,000	395,200
Nakilat, Inc. 6.267% 12/31/33 (Reg. S)		320,000	301,600
Newfield Exploration Co. 6.875% 2/1/20		1,025,000	1,035,250
OPTI Canada, Inc.:
7.875% 12/15/14		555,000	518,925
8.25% 12/15/14		95,000	89,775
9% 12/15/12 (f)		240,000	247,200
Peabody Energy Corp. 7.875% 11/1/26		300,000	315,000
Pemex Project Funding Master Trust 6.625% 6/15/35		170,000	167,482
Petrobras International Finance Co. Ltd.:
6.875% 1/20/40		145,000	149,667
8.375% 12/10/18		50,000	60,439
Petrohawk Energy Corp.:
7.875% 6/1/15		1,615,000	1,645,281
9.125% 7/15/13		600,000	630,000
Petroleos de Venezuela SA:
5.25% 4/12/17		1,510,000	947,525
5.375% 4/12/27		2,555,000	1,315,825
Petroleos Mexicanos 6% 3/5/20 (f)		245,000	252,963
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		300,000	282,750
Petroleum Development Corp. 12% 2/15/18		265,000	280,900
Petroleum Export Ltd.:
4.633% 6/15/10		11,667	11,608
5.265% 6/15/11 (Reg. S)		138,619	137,926
Pioneer Natural Resources Co. 7.5% 1/15/20		640,000	652,800
Plains Exploration & Production Co. 10% 3/1/16		645,000	712,725

		Principal Amount (c)	Value
Quicksilver Resources, Inc. 11.75% 1/1/16		$ 335,000	$ 381,900
Range Resources Corp. 7.375% 7/15/13		100,000	102,000
SandRidge Energy, Inc.:
8% 6/1/18 (f)		190,000	179,550
8.625% 4/1/15 pay-in-kind (h)		320,000	311,200
Southern Star Central Corp. 6.75% 3/1/16		90,000	91,013
Southwestern Energy Co. 7.5% 2/1/18		150,000	163,125
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 11.25% 7/15/17 (f)		290,000	327,700
Teekay Corp. 8.5% 1/15/20		295,000	307,538
Tennessee Gas Pipeline Co.:
7% 10/15/28		20,000	21,141
7.5% 4/1/17		445,000	502,008
7.625% 4/1/37		50,000	55,287
8% 2/1/16		75,000	86,438
8.375% 6/15/32		40,000	46,814
TNK-BP Finance SA 7.5% 3/13/13 (Reg. S)		290,000	313,563
Venoco, Inc. 11.5% 10/1/17		250,000	261,875
W&T Offshore, Inc. 8.25% 6/15/14 (f)		310,000	285,200
YPF SA 10% 11/2/28		700,000	735,000
			28,302,400
TOTAL ENERGY			29,324,988
FINANCIALS - 6.2%
Capital Markets - 0.1%
Equinox Holdings, Inc. 9.5% 2/1/16 (f)		460,000	460,000
HSBC Bank PLC 5.75% 6/27/17 (e)	GBP	100,000	158,825
UBS AG Jersey Branch 4.125% 9/25/18 (h)	EUR	150,000	204,473
VTB Capital SA 4.25% 2/15/16	EUR	100,000	135,836
			959,134
Commercial Banks - 0.9%
African Export-Import Bank 8.75% 11/13/14		320,000	352,800
Barclays Bank PLC 10% 5/21/21	GBP	100,000	194,611
Credit Agricole SA 5% (h)	GBP	150,000	196,941
Development Bank of Philippines 8.375% (h)		400,000	424,000
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for EXIM Ukraine)		1,750,000	1,739,063
Export-Import Bank of India 0.7506% 6/7/12 (h)	JPY	10,000,000	103,565
HSBK (Europe) B.V. 9.25% 10/16/13 (f)		680,000	732,700
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Kazkommerts International BV 8.5% 4/16/13 (f)		$ 265,000	$ 255,725
KBC IFIMA NV:
0.85% 12/14/15 (h)	EUR	200,000	233,568
4.5% 9/17/14	EUR	150,000	208,603
Rabobank Nederland 4.125% 1/14/20	EUR	500,000	687,695
RSHB Capital SA 9% 6/11/14 (f)		115,000	132,538
Santander Finance Preferred SA Unipersonal 7.3% 7/29/19 (h)	GBP	200,000	328,781
US Bank NA 4.375% 2/28/17 (h)	EUR	100,000	135,612
Wells Fargo & Co. 7.98% (h)		135,000	139,725
			5,865,927
Consumer Finance - 1.9%
ACE Cash Express, Inc. 10.25% 10/1/14 (f)		80,000	65,800
Ford Motor Credit Co. LLC:
7% 10/1/13		340,000	351,810
7.25% 10/25/11		790,000	816,774
7.375% 2/1/11		45,000	46,124
7.5% 8/1/12		645,000	667,575
8% 6/1/14		335,000	351,750
8% 12/15/16		1,645,000	1,733,210
12% 5/15/15		1,620,000	1,936,872
General Motors Acceptance Corp.:
6.75% 12/1/14		915,000	905,850
8% 11/1/31		490,000	465,914
GMAC LLC:
6% 4/1/11		91,000	91,000
6.75% 12/1/14		280,000	277,900
8% 11/1/31		5,198,000	4,964,090
			12,674,669
Diversified Financial Services - 2.3%
Bank of America Corp.:
4% 3/28/18 (h)	EUR	150,000	189,969
8% (h)		350,000	350,000
8.125% (h)		480,000	480,000
CIT Group, Inc.:
7% 5/1/13		123,142	119,448
7% 5/1/14		184,712	175,015
7% 5/1/15		184,712	172,244
7% 5/1/16		307,853	283,994
7% 5/1/17		430,992	396,513
City of Buenos Aires 12.5% 4/6/15 (f)		575,000	596,563
Cloverie PLC 7.5% 7/24/39 (h)	EUR	50,000	78,013
Dignity Finance PLC:
6.31% 12/31/23 (Reg. S)	GBP	16,334	27,198
8.151% 12/31/30	GBP	30,000	54,825

		Principal Amount (c)	Value
FireKeepers Development Authority 13.875% 5/1/15 (f)		$ 100,000	$ 115,750
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		238,000	238,000
GMAC, Inc. 8% 3/15/20 (f)		2,500,000	2,550,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16 (f)		1,355,000	1,304,188
8% 1/15/18 (f)		1,355,000	1,304,188
International Lease Finance Corp.:
5.625% 9/20/13		547,000	515,970
5.65% 6/1/14		678,000	628,376
6.375% 3/25/13		344,000	336,176
6.625% 11/15/13		1,381,000	1,343,023
Kazakhstan Temir Zholy Finance BV 6.5% 5/11/11		125,000	127,500
LBI Escrow Corp. 8% 11/1/17 (f)		580,000	600,300
Merck Financial Services GmbH 4.5% 3/24/20	EUR	600,000	824,760
NCO Group, Inc. 11.875% 11/15/14		120,000	99,000
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		145,000	147,175
Red Arrow International Leasing PLC 8.375% 6/30/12	RUB	5,147,812	176,178
TMK Capital SA 10% 7/29/11		600,000	628,200
TransCapitalInvest Ltd. 5.381% 6/27/12 (Reg. S)	EUR	50,000	70,499
UPC Germany GmbH 8.125% 12/1/17 (f)		560,000	576,800
WaMu Covered Bond Program:
3.875% 9/27/11	EUR	50,000	69,060
4.375% 5/19/14	EUR	200,000	281,059
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(h)		1,000,000	953,590
			15,813,574
Insurance - 0.3%
American International Group, Inc.:
4.25% 5/15/13		130,000	127,606
5.05% 10/1/15		225,000	208,954
5.45% 5/18/17		680,000	625,562
5.6% 10/18/16		370,000	344,385
5.85% 1/16/18		120,000	111,500
8.25% 8/15/18		400,000	419,712
			1,837,719
Real Estate Investment Trusts - 0.2%
Omega Healthcare Investors, Inc. 7.5% 2/15/20 (f)		385,000	394,625
Rouse Co. 5.375% 11/26/13 (b)		335,000	361,800
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Senior Housing Properties Trust:
7.875% 4/15/15		$ 180,000	$ 181,350
8.625% 1/15/12		280,000	291,200
			1,228,975
Real Estate Management & Development - 0.5%
CB Richard Ellis Services, Inc. 11.625% 6/15/17		425,000	476,000
Realogy Corp.:
10.5% 4/15/14		2,170,000	1,877,050
11.75% 4/15/14 pay-in-kind (h)		217,863	178,945
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (b)(f)		515,000	571,650
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (f)		65,000	67,438
Ventas Realty LP 6.5% 6/1/16		65,000	65,975
			3,237,058
Thrifts & Mortgage Finance - 0.0%
Nationwide Building Society 3.375% 8/17/15 (h)	EUR	200,000	260,604
TOTAL FINANCIALS			41,877,660
HEALTH CARE - 1.2%
Health Care Equipment & Supplies - 0.0%
Invacare Corp. 9.75% 2/15/15		90,000	97,200
Health Care Providers & Services - 1.1%
Apria Healthcare Group, Inc. 11.25% 11/1/14 (f)		505,000	542,875
Cardinal Health 409, Inc. 10.25% 4/15/15 pay-in-kind (h)		487,413	455,569
CRC Health Group, Inc. 10.75% 2/1/16		90,000	80,325
DASA Finance Corp. 8.75% 5/29/18 (f)		125,000	133,750
Fresenius Medical Care Capital Trust IV 7.875% 6/15/11		125,000	130,625
HCA, Inc.:
5.75% 3/15/14		220,000	207,075
6.25% 2/15/13		110,000	109,175
6.375% 1/15/15		75,000	71,385
6.5% 2/15/16		275,000	259,875
6.75% 7/15/13		110,000	110,000
7.25% 9/15/20 (f)		1,935,000	1,964,025
9.125% 11/15/14		580,000	611,175
9.25% 11/15/16		1,215,000	1,290,938
HealthSouth Corp. 8.125% 2/15/20		575,000	575,000
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14		90,000	91,575

		Principal Amount (c)	Value
Quintiles Transnational Holdings, Inc. 9.5% 12/30/14 (f)		$ 390,000	$ 397,800
Skilled Healthcare Group, Inc. 11% 1/15/14		78,000	82,095
Sun Healthcare Group, Inc. 9.125% 4/15/15		30,000	30,900
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13		146,000	153,300
United Surgical Partners International, Inc. 8.875% 5/1/17		55,000	57,200
			7,354,662
Life Sciences Tools & Services - 0.0%
Bio-Rad Laboratories, Inc. 7.5% 8/15/13		70,000	71,400
Pharmaceuticals - 0.1%
Elan Finance PLC/Elan Finance Corp. 8.75% 10/15/16 (f)		435,000	429,563
Leiner Health Products, Inc. 11% 6/1/12 (b)		90,000	8,100
Pfizer, Inc. 5.75% 6/3/21	EUR	200,000	309,023
Roche Holdings, Inc. 6.5% 3/4/21	EUR	100,000	164,365
			911,051
TOTAL HEALTH CARE			8,434,313
INDUSTRIALS - 2.8%
Aerospace & Defense - 0.1%
Alion Science & Technology Corp.:
10.25% 2/1/15		50,000	38,500
12% 11/1/14 pay-in-kind (f)		115,000	115,760
DigitalGlobe, Inc. 10.5% 5/1/14 (f)		185,000	197,950
GeoEye, Inc. 9.625% 10/1/15 (f)		75,000	77,340
Hexcel Corp. 6.75% 2/1/15		100,000	99,000
			528,550
Airlines - 0.9%
American Airlines, Inc. equipment trust certificate 13% 8/1/16		331,361	373,610
American Airlines, Inc. pass-thru trust certificates 10.375% 7/2/19		402,210	465,558
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22		50,000	44,750
3.3767% 6/2/13 (h)		2,670,000	2,242,800
Continental Airlines, Inc. 7.25% 11/10/19		390,000	421,200
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)		750,000	7,500
9.5% 9/15/14 (f)		115,000	120,750
10% 8/15/08 (a)		70,000	700
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		551,967	554,037
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc. pass-thru trust certificates: - continued
8.021% 8/10/22		$ 283,545	$ 260,861
Northwest Airlines Corp. 10% 2/1/09 (a)		105,000	788
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)		90,000	450
8.875% 6/1/06 (a)		80,000	600
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		129,558	121,785
8.028% 11/1/17		62,467	58,095
United Air Lines, Inc.:
9.875% 8/1/13 (f)		170,000	178,075
12% 11/1/13 (f)		270,000	283,500
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		665,000	709,888
			5,844,947
Building Products - 0.1%
Nortek, Inc. 11% 12/1/13		753,333	798,533
Commercial Services & Supplies - 0.4%
ACCO Brands Corp. 10.625% 3/15/15 (f)		45,000	49,163
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		10,000	10,000
Browning-Ferris Industries, Inc. 9.25% 5/1/21		100,000	122,503
Casella Waste Systems, Inc. 11% 7/15/14 (f)		105,000	112,613
Cenveo Corp. 10.5% 8/15/16 (f)		175,000	178,281
Garda World Security Corp. 9.75% 3/15/17 (f)		185,000	189,163
International Lease Finance Corp.:
4.75% 1/13/12		190,000	185,574
5% 9/15/12		205,000	196,998
8.625% 9/15/15 (f)		315,000	318,150
8.75% 3/15/17 (f)		365,000	366,825
Iron Mountain, Inc.:
6.625% 1/1/16		480,000	476,400
7.75% 1/15/15		180,000	181,575
The Geo Group, Inc. 7.75% 10/15/17 (f)		220,000	222,200
			2,609,445
Construction & Engineering - 0.0%
Blount, Inc. 8.875% 8/1/12		50,000	50,563

		Principal Amount (c)	Value
Odebrecht Finance Ltd. 7% 4/21/20 (f)		$ 105,000	$ 109,200
Odebrecht Overseas Ltd. 9.625%		100,000	101,500
			261,263
Electrical Equipment - 0.0%
General Cable Corp. 7.125% 4/1/17		40,000	39,650
Sensus Metering Systems, Inc. 8.625% 12/15/13		60,000	61,200
			100,850
Industrial Conglomerates - 0.2%
Hutchison Whampoa Finance 06 Ltd. 4.625% 9/21/16	EUR	200,000	275,135
Sequa Corp.:
11.75% 12/1/15 (f)		705,000	705,000
13.5% 12/1/15 pay-in-kind (f)		280,685	289,106
			1,269,241
Machinery - 0.2%
Chart Industries, Inc. 9.125% 10/15/15		60,000	58,800
Navistar International Corp. 8.25% 11/1/21		710,000	725,975
Terex Corp. 10.875% 6/1/16		330,000	367,950
			1,152,725
Marine - 0.1%
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (f)		195,000	202,069
9.5% 12/15/14		785,000	790,888
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		95,000	92,625
			1,085,582
Road & Rail - 0.6%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 9.625% 3/15/18 (f)		200,000	209,000
Kansas City Southern de Mexico, SA de CV:
7.375% 6/1/14		100,000	100,500
7.625% 12/1/13		100,000	101,250
8% 2/1/18 (f)		2,500,000	2,531,250
12.5% 4/1/16		655,000	763,075
Swift Transportation Co., Inc. 12.5% 5/15/17 (f)		90,000	82,800
TFM SA de CV 9.375% 5/1/12		211,000	216,275
			4,004,150
Trading Companies & Distributors - 0.1%
Glencore Finance (Europe) SA 5.25% 3/22/17	EUR	150,000	201,955
Penhall International Corp. 12% 8/1/14 (f)		80,000	53,600
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (h)		647,482	686,331
			941,886
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Transportation Infrastructure - 0.1%
Trico Shipping AS 11.875% 11/1/14 (f)		$ 720,000	$ 698,400
TOTAL INDUSTRIALS			19,295,572
INFORMATION TECHNOLOGY - 2.0%
Communications Equipment - 0.5%
Avaya, Inc.:
9.75% 11/1/15		645,000	628,875
10.875% 11/1/15 pay-in-kind (h)		350,000	320,035
Brocade Communications Systems, Inc.:
6.625% 1/15/18 (f)		90,000	91,350
6.875% 1/15/20 (f)		90,000	91,800
Hughes Network System LLC/HNS Finance Corp. 9.5% 4/15/14		320,000	328,800
Lucent Technologies, Inc.:
6.45% 3/15/29		1,620,000	1,142,100
6.5% 1/15/28		400,000	281,000
ViaSat, Inc. 8.875% 9/15/16 (f)		105,000	107,363
			2,991,323
Computers & Peripherals - 0.0%
Seagate Technology International 10% 5/1/14 (f)		95,000	107,825
Electronic Equipment & Components - 0.3%
Reddy Ice Corp.:
11.25% 3/15/15 (f)		1,875,000	2,001,563
13.25% 11/1/15 (f)		130,000	130,000
			2,131,563
Internet Software & Services - 0.1%
Equinix, Inc. 8.125% 3/1/18		665,000	691,600
IT Services - 0.1%
Ceridian Corp.:
11.25% 11/15/15		275,000	264,000
12.25% 11/15/15 pay-in-kind (h)		58,575	57,111
SunGard Data Systems, Inc. 9.125% 8/15/13		260,000	265,850
Unisys Corp.:
12.5% 1/15/16		210,000	232,575
12.75% 10/15/14 (f)		32,000	37,280
14.25% 9/15/15 (f)		26,000	31,200
			888,016
Semiconductors & Semiconductor Equipment - 1.0%
Advanced Micro Devices, Inc. 8.125% 12/15/17 (f)		270,000	278,100
Amkor Technology, Inc.:
7.125% 3/15/11		10,000	10,275

		Principal Amount (c)	Value
7.75% 5/15/13		$ 65,000	$ 65,488
9.25% 6/1/16		315,000	330,750
Avago Technologies Finance Ltd. 11.875% 12/1/15		505,000	564,338
Freescale Semiconductor, Inc.:
8.875% 12/15/14		670,000	633,150
9.875% 12/15/14 pay-in-kind (h)		806,849	734,756
10.125% 3/15/18 (f)		1,045,000	1,120,763
New ASAT Finance Ltd. 9.25% 2/1/11 (b)		105,000	131
NXP BV:
3.0013% 10/15/13 (h)		1,390,000	1,299,650
7.875% 10/15/14		953,000	933,940
Spansion LLC 11.25% 1/15/16 (b)(f)		255,000	300,900
Viasystems, Inc. 12% 1/15/15 (f)		310,000	336,350
			6,608,591
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (f)		50,000	42,000
TOTAL INFORMATION TECHNOLOGY			13,460,918
MATERIALS - 3.3%
Chemicals - 0.8%
Ashland, Inc. 9.125% 6/1/17 (f)		160,000	179,200
Chemtura Corp. 6.875% 6/1/16 (b)		85,000	99,875
Georgia Gulf Corp. 9% 1/15/17 (f)		860,000	900,850
MacDermid, Inc. 9.5% 4/15/17 (f)		40,000	41,000
Momentive Performance Materials, Inc.:
9.75% 12/1/14		1,200,000	1,203,000
10.875% 12/1/14 pay-in-kind (h)		1,060,466	1,016,401
11.5% 12/1/16		690,000	638,250
NOVA Chemicals Corp.:
3.6494% 11/15/13 (h)		105,000	98,963
6.5% 1/15/12		375,000	382,500
Solutia, Inc.:
7.875% 3/15/20		175,000	176,750
8.75% 11/1/17		85,000	89,675
Sterling Chemicals, Inc. 10.25% 4/1/15		90,000	90,000
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12 (b)		95,000	100,700
			5,017,164
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Construction Materials - 0.0%
Headwaters, Inc. 11.375% 11/1/14 (f)		$ 80,000	$ 82,500
SOV Housing Capital PLC 5.705% 9/10/39	GBP	100,000	154,305
			236,805
Containers & Packaging - 0.6%
AEP Industries, Inc. 7.875% 3/15/13		40,000	39,700
Berry Plastics Holding Corp.:
4.132% 9/15/14 (h)		45,000	38,475
8.875% 9/15/14		720,000	702,000
10.25% 3/1/16		820,000	774,900
Crown Cork & Seal, Inc.:
7.375% 12/15/26		1,210,000	1,110,175
7.5% 12/15/96		160,000	118,400
Jefferson Smurfit Corp. U.S. 8.25% 10/1/12 (b)		85,000	75,650
Smurfit-Stone Container Enterprises, Inc. 8% 3/15/17 (b)		430,000	383,775
Vitro SAB de CV:
8.625% 2/1/12 (b)		2,035,000	925,925
9.125% 2/1/17 (b)		120,000	54,600
			4,223,600
Metals & Mining - 1.7%
Aleris International, Inc. 9% 12/15/14 pay-in-kind (b)(h)		150,000	1,313
CSN Islands XI Corp. 6.875% 9/21/19 (f)		465,000	485,925
Edgen Murray Corp. 12.25% 1/15/15 (f)		675,000	631,935
Evraz Group SA 8.875% 4/24/13 (f)		585,000	612,788
FMG Finance Property Ltd.:
10% 9/1/13 (f)		295,000	318,600
10.625% 9/1/16 (f)		2,707,000	3,106,283
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15		510,000	555,237
8.375% 4/1/17		2,570,000	2,859,125
International Steel Group, Inc. 6.5% 4/15/14		445,000	482,363
Ispat Inland ULC 9.75% 4/1/14		20,000	20,650
Novelis, Inc. 11.5% 2/15/15		80,000	85,800
RathGibson, Inc. 11.25% 2/15/14 (b)		305,000	74,725
Severstal Columbus LLC 10.25% 2/15/18 (f)		555,000	585,525
Teck Resources Ltd.:
9.75% 5/15/14		405,000	481,424

		Principal Amount (c)	Value
10.25% 5/15/16		$ 515,000	$ 611,563
10.75% 5/15/19		600,000	735,000
			11,648,256
Paper & Forest Products - 0.2%
Glatfelter 7.125% 5/1/16		40,000	40,000
NewPage Corp.:
6.4988% 5/1/12 (h)		90,000	58,275
11.375% 12/31/14		345,000	342,413
Solo Cup Co. 8.5% 2/15/14		135,000	131,963
Stone Container Corp. 8.375% 7/1/12 (b)		220,000	195,250
Verso Paper Holdings LLC/Verso Paper, Inc. 11.5% 7/1/14 (f)		250,000	270,625
			1,038,526
TOTAL MATERIALS			22,164,351
TELECOMMUNICATION SERVICES - 7.6%
Diversified Telecommunication Services - 5.2%
Alestra SA de RL de CV 11.75% 8/11/14		350,000	395,938
Citizens Communications Co.:
7.875% 1/15/27		280,000	249,200
9% 8/15/31		220,000	214,500
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (f)		3,790,000	3,860,873
Frontier Communications Corp.:
8.25% 4/15/17 (f)		525,000	534,188
8.5% 4/15/20 (f)		540,000	545,400
Global Crossing Ltd. 12% 9/15/15 (f)		1,320,000	1,465,200
Intelsat Bermuda Ltd.:
11.25% 2/4/17		3,375,000	3,560,625
12.5% 2/4/17 pay-in-kind (h)		4,006,149	4,023,676
Intelsat Corp.:
9.25% 8/15/14		315,000	324,072
9.25% 6/15/16		560,000	585,200
Intelsat Ltd. 11.25% 6/15/16		1,680,000	1,814,400
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (f)		285,000	302,100
Qwest Communications International, Inc.:
7.125% 4/1/18 (f)		530,000	544,575
7.5% 2/15/14		480,000	488,400
7.5% 2/15/14		110,000	111,925
Qwest Corp. 8.375% 5/1/16		550,000	619,465
Sprint Capital Corp.:
6.875% 11/15/28		4,257,000	3,426,885
6.9% 5/1/19		375,000	343,125
8.75% 3/15/32		7,465,000	6,923,788
U.S. West Communications:
6.875% 9/15/33		200,000	193,000
7.25% 9/15/25		35,000	35,350
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
U.S. West Communications: - continued
7.25% 10/15/35		$ 70,000	$ 67,200
7.5% 6/15/23		30,000	30,075
Wind Acquisition Finance SA:
11.75% 7/15/17 (f)		2,780,000	3,058,000
12% 12/1/15 (f)		1,135,000	1,222,963
			34,940,123
Wireless Telecommunication Services - 2.4%
Clearwire Escrow Corp. 12% 12/1/15 (f)		335,000	341,265
Digicel Group Ltd.:
8.875% 1/15/15 (f)		1,775,000	1,735,063
9.125% 1/15/15 pay-in-kind (f)(h)		300,000	296,250
10.5% 4/15/18 (f)		1,350,000	1,400,625
12% 4/1/14 (f)		1,145,000	1,296,713
Intelsat Jackson Holdings Ltd.:
8.5% 11/1/19 (f)		325,000	340,438
9.5% 6/15/16		1,215,000	1,297,013
11.5% 6/15/16		560,000	603,400
Intelsat Subsidiary Holding Co. Ltd.:
8.5% 1/15/13		1,430,000	1,453,309
8.875% 1/15/15		760,000	780,900
Millicom International Cellular SA 10% 12/1/13		1,265,000	1,312,438
Mobile Telesystems Finance SA 8% 1/28/12 (f)		332,000	353,580
Nextel Communications, Inc.:
5.95% 3/15/14		460,000	428,950
7.375% 8/1/15		335,000	318,250
NII Capital Corp. 10% 8/15/16 (f)		1,275,000	1,396,125
Orascom Telecom Finance SCA 7.875% 2/8/14 (f)		800,000	760,000
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		850,000	790,500
Sprint Nextel Corp. 6% 12/1/16		420,000	379,050
Telecom Personal SA 9.25% 12/22/10 (f)		440,000	452,100
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		630,000	682,763
			16,418,732
TOTAL TELECOMMUNICATION SERVICES			51,358,855

		Principal Amount (c)	Value
UTILITIES - 1.5%
Electric Utilities - 0.4%
Empresa Distribuidora y Comercializadora Norte SA 10.5% 10/9/17		$ 135,000	$ 137,025
Intergen NV 9% 6/30/17 (f)		1,255,000	1,292,650
Majapahit Holding BV:
7.75% 10/17/16 (Reg. S)		425,000	465,928
7.75% 1/20/20 (f)		265,000	287,525
8% 8/7/19 (f)		165,000	181,302
National Power Corp. 6.875% 11/2/16 (f)		400,000	434,000
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. 11.25% 11/1/16 pay-in-kind (h)		122,723	79,630
			2,878,060
Gas Utilities - 0.3%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		525,000	538,125
Southern Natural Gas Co.:
7.35% 2/15/31		190,000	201,162
8% 3/1/32		410,000	462,186
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		535,000	508,250
			1,709,723
Independent Power Producers & Energy Traders - 0.5%
Energy Future Holdings Corp.:
10% 1/15/20 (f)		270,000	281,475
10.875% 11/1/17		3,577,000	2,655,923
12% 11/1/17 pay-in-kind (h)		415,732	257,615
Enron Corp. 7.625% 9/10/04 (b)		400,000	0
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (f)		280,000	295,400
Tenaska Alabama Partners LP 7% 6/30/21 (f)		83,073	80,581
			3,570,994
Multi-Utilities - 0.3%
Aquila, Inc. 11.875% 7/1/12 (h)		120,000	139,657
NiSource Finance Corp. 10.75% 3/15/16		1,159,000	1,473,256
Utilicorp United, Inc. 7.95% 2/1/11 (e)		3,000	3,120
Veolia Environnement 5.125% 5/24/22	EUR	50,000	71,575
			1,687,608
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Water Utilities - 0.0%
South East Water Ltd. Class 2A, 5.5834% 3/29/29	GBP	$ 165,000	$ 240,177
TOTAL UTILITIES			10,086,562
TOTAL NONCONVERTIBLE BONDS			232,741,921
TOTAL CORPORATE BONDS (Cost $219,975,446)			237,359,462
U.S. Government and Government Agency Obligations - 23.9%

Other Government Related - 2.3%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (g)		200,000	203,683
3.125% 6/15/12 (FDIC Guaranteed) (g)		9,000	9,352
Citibank NA:
1.5% 7/12/11 (FDIC Guaranteed) (g)		330,000	333,074
1.875% 5/7/12 (FDIC Guaranteed) (g)		1,350,000	1,367,507
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (g)		4,000,000	4,031,912
1.875% 11/15/12 (FDIC Guaranteed) (g)		525,000	528,805
2% 3/30/12 (FDIC Guaranteed) (g)		250,000	253,568
2.125% 7/12/12 (FDIC Guaranteed) (g)		172,000	175,084
General Electric Capital Corp.:
1.8% 3/11/11 (FDIC Guaranteed) (g)		600,000	607,138
2% 9/28/12 (FDIC Guaranteed) (g)		1,693,000	1,716,047
2.125% 12/21/12 (FDIC Guaranteed) (g)		1,000,000	1,013,083
2.625% 12/28/12 (FDIC Guaranteed) (g)		384,000	394,333
3% 12/9/11 (FDIC Guaranteed) (g)		310,000	320,352
GMAC, Inc. 1.75% 10/30/12 (FDIC Guaranteed) (g)		1,360,000	1,367,868
Goldman Sachs Group, Inc.:
1.625% 7/15/11 (FDIC Guaranteed) (g)		75,000	75,845
3.25% 6/15/12 (FDIC Guaranteed) (g)		9,000	9,384

		Principal Amount (c)	Value
JPMorgan Chase & Co.:
2.125% 6/22/12 (FDIC Guaranteed) (g)		$ 530,000	$ 540,008
2.2% 6/15/12 (FDIC Guaranteed) (g)		530,000	540,409
3.125% 12/1/11 (FDIC Guaranteed) (g)		50,000	51,738
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (g)		1,898,000	1,967,843
TOTAL OTHER GOVERNMENT RELATED			15,507,033
U.S. Government Agency Obligations - 1.7%
Fannie Mae 1.75% 5/7/13		3,446,000	3,437,223
Federal Home Loan Bank:
1.5% 1/16/13		3,500,000	3,493,777
3.625% 10/18/13		925,000	976,949
Freddie Mac:
1.625% 4/15/13		1,300,000	1,292,454
1.75% 6/15/12		2,133,000	2,153,601
Tennessee Valley Authority 5.25% 9/15/39		400,000	393,225
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			11,747,229
U.S. Treasury Obligations - 19.9%
U.S. Treasury Bonds:
3.5% 2/15/39		4,030,000	3,261,153
4.25% 5/15/39		4,293,000	3,977,731
4.375% 2/15/38		675,000	641,883
4.375% 11/15/39		500,000	472,813
4.5% 5/15/38		480,000	465,750
4.5% 8/15/39		3,145,000	3,037,381
4.625% 2/15/40		2,019,000	1,989,977
4.75% 2/15/37		250,000	253,438
5.25% 2/15/29		1,252,000	1,362,333
6.25% 8/15/23		3,961,000	4,759,387
7.5% 11/15/16		2,155,000	2,720,688
7.5% 11/15/24		780,000	1,047,150
7.875% 2/15/21		200,000	268,969
8.75% 5/15/20		922,000	1,299,588
U.S. Treasury Notes:
0.75% 11/30/11		701,000	700,042
0.875% 12/31/10		1,500,000	1,505,801
0.875% 3/31/11		6,980,000	7,009,176
0.875% 1/31/12		12,207,000	12,193,169
0.875% 2/29/12		2,420,000	2,414,991
1% 7/31/11		500,000	502,578
1% 12/31/11		2,408,000	2,412,797
1.375% 9/15/12		628,000	629,374
1.375% 1/15/13		5,108,000	5,090,842
1.375% 2/15/13		8,031,000	7,993,351
1.5% 12/31/13		409,000	401,427
1.875% 4/30/14		2,678,000	2,645,572
2.375% 8/31/14		3,585,000	3,592,561
U.S. Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.375% 9/30/14		$ 2,430,000	$ 2,430,569
2.375% 10/31/14		1,295,000	1,293,179
2.5% 3/31/15		9,118,000	9,091,649
2.625% 6/30/14		3,400,000	3,449,939
2.625% 7/31/14		5,363,000	5,435,486
2.625% 4/30/16		1,135,000	1,110,616
2.75% 11/30/16		1,000,000	971,953
2.75% 2/15/19		2,778,000	2,578,548
3% 2/28/17		1,500,000	1,475,742
3.125% 8/31/13		1,375,000	1,434,619
3.125% 9/30/13		1,291,000	1,346,069
3.125% 10/31/16		8,099,000	8,067,997
3.125% 1/31/17		3,516,000	3,489,630
3.125% 5/15/19		4,468,000	4,255,422
3.375% 6/30/13		734,000	772,306
3.625% 8/15/19		2,209,000	2,182,077
3.625% 2/15/20		1,000,000	982,969
3.75% 11/15/18		328,000	330,486
3.875% 10/31/12		118,000	125,596
3.875% 5/15/18		218,000	223,501
4% 8/15/18		721,000	742,630
4.25% 11/15/17		1,975,000	2,088,563
4.5% 2/28/11		4,500,000	4,666,991
4.5% 5/15/17		1,172,000	1,264,661
4.625% 7/31/12		160,000	172,675
5.125% 5/15/16		1,865,000	2,092,442
TOTAL U.S. TREASURY OBLIGATIONS			134,726,237
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $162,774,332)			161,980,499
U.S. Government Agency - Mortgage Securities - 2.6%

Fannie Mae - 1.3%
2.308% 11/1/35 (h)		48,429	49,835
2.399% 10/1/34 (h)		77,898	80,317
2.475% 9/1/33 (h)		54,186	55,647
2.73% 11/1/33 (h)		10,244	10,698
2.762% 2/1/35 (h)		262,685	270,046
2.938% 7/1/35 (h)		35,875	37,197
3.018% 1/1/35 (h)		29,510	30,489
3.124% 10/1/35 (h)		9,993	10,277
3.138% 3/1/35 (h)		1,252,727	1,302,961
3.251% 7/1/35 (h)		26,370	27,381
3.265% 9/1/34 (h)		49,314	50,915
3.3% 2/1/35 (h)		158,482	165,037

		Principal Amount (c)	Value
3.342% 3/1/33 (h)		$ 16,406	$ 17,165
3.36% 1/1/40 (h)		1,983,601	2,024,926
3.411% 11/1/36 (h)		8,868	9,200
3.47% 4/1/35 (h)		60,711	63,119
3.546% 2/1/40 (h)		1,493,016	1,533,423
3.601% 2/1/37 (h)		104,087	108,222
3.673% 4/1/36 (h)		37,056	38,790
3.692% 3/1/34 (h)		32,504	33,467
3.726% 11/1/36 (h)		23,209	24,138
3.781% 7/1/35 (h)		90,173	93,501
3.9% 9/1/36 (h)		45,168	46,960
3.913% 2/1/37 (h)		168,884	176,229
3.918% 7/1/35 (h)		57,279	58,594
3.959% 11/1/35 (h)		142,573	147,056
4% 9/1/13		20,198	20,720
4.155% 8/1/35 (h)		92,066	96,473
4.226% 6/1/47 (h)		19,403	20,195
4.278% 6/1/36 (h)		7,226	7,484
4.294% 10/1/37 (h)		32,407	33,707
4.304% 9/1/35 (h)		89,475	92,975
4.542% 2/1/36 (h)		105,962	109,683
4.687% 11/1/35 (h)		44,784	46,644
4.773% 7/1/35 (h)		33,383	34,515
4.954% 5/1/35 (h)		78,862	81,915
4.974% 10/1/35 (h)		162,598	167,756
5% 6/1/14		6,707	7,079
5.036% 2/1/34 (h)		46,307	48,387
5.186% 6/1/35 (h)		555,760	568,572
5.242% 5/1/35 (h)		35,941	37,760
5.302% 3/1/36 (h)		245,745	257,317
5.5% 4/1/16		13,454	13,923
5.556% 2/1/36 (h)		19,647	20,406
5.588% 4/1/36 (h)		93,338	97,808
5.734% 9/1/35 (h)		73,993	77,750
5.855% 5/1/36 (h)		22,782	23,935
6% 5/1/12 to 10/1/16		21,146	22,652
6.004% 4/1/36 (h)		305,106	319,521
6.213% 3/1/37 (h)		16,636	17,655
6.5% 4/1/12 to 9/1/32		179,423	195,980
TOTAL FANNIE MAE			8,886,402
Freddie Mac - 0.4%
2.275% 3/1/35 (h)		19,823	20,283
2.424% 3/1/37 (h)		75,018	76,875
2.662% 12/1/33 (h)		69,204	71,801
2.733% 6/1/33 (h)		33,073	34,107
2.996% 5/1/35 (h)		67,222	69,784
3.305% 1/1/35 (h)		86,947	90,552
3.366% 1/1/36 (h)		87,822	91,319
3.395% 7/1/35 (h)		36,181	37,435
3.542% 10/1/35 (h)		41,548	42,906
3.625% 4/1/37 (h)		13,140	13,658
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (c)	Value
Freddie Mac - continued
3.768% 3/1/37 (h)		$ 14,126	$ 14,587
3.95% 10/1/36 (h)		43,527	45,327
3.981% 12/1/36 (h)		181,526	189,090
4.201% 4/1/34 (h)		397,990	411,972
4.5% 8/1/33		26,983	27,355
4.782% 2/1/36 (h)		8,889	9,294
4.915% 5/1/37 (h)		11,095	11,501
4.988% 4/1/35 (h)		93,752	98,076
5.098% 7/1/35 (h)		19,532	20,241
5.138% 4/1/35 (h)		2,596	2,717
5.297% 9/1/35 (h)		17,909	18,594
5.521% 1/1/36 (h)		25,264	26,416
5.586% 3/1/36 (h)		121,062	126,378
5.588% 10/1/35 (h)		5,816	6,112
5.632% 1/1/36 (h)		8,879	9,197
5.703% 5/1/37 (h)		113,083	116,099
5.705% 5/1/37 (h)		12,943	13,151
5.748% 5/1/37 (h)		70,188	72,265
5.82% 7/1/36 (h)		538,834	563,828
5.828% 1/1/37 (h)		53,151	55,611
5.829% 6/1/37 (h)		34,457	35,560
6.191% 6/1/37 (h)		11,463	11,950
6.255% 7/1/36 (h)		16,151	16,989
6.396% 8/1/37 (h)		27,342	28,904
6.478% 6/1/37 (h)		3,833	4,034
6.488% 2/1/37 (h)		9,368	9,903
6.5% 12/1/14 to 3/1/22		250,534	269,932
7.518% 4/1/37 (h)		485	514
TOTAL FREDDIE MAC			2,764,317
Government National Mortgage Association - 0.9%
5.5% 1/20/60 to 4/1/60 (k)		4,278,190	4,671,793
5.691% 10/20/59 (k)		1,069,860	1,158,391
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			5,830,184
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $17,265,711)			17,480,903
Asset-Backed Securities - 0.1%

Lambda Finance BV Series 2007-1X Class A2, 0.803% 9/20/31 (h)	EUR	271,739	353,149
Tesco Property Finance 2 PLC 6.0517% 10/13/39	GBP	250,000	398,458
TOTAL ASSET-BACKED SECURITIES (Cost $786,981)			751,607
Collateralized Mortgage Obligations - 0.5%
		Principal Amount (c)	Value
Private Sponsor - 0.0%
Arkle Master Issuer PLC floater Series 2006-1X Class 5M1, 0.931% 2/17/52 (h)	EUR	$ 50,000	$ 62,651
Fosse Master Issuer PLC floater Series 2007-1X Class M3, 1.03% 10/18/54 (h)	EUR	50,000	67,452
Granite Master Issuer PLC Series 2005-1 Class A5, 0.582% 12/20/54 (h)	EUR	50,437	62,602
Granite Mortgages PLC 0.9675% 3/20/44 (h)	GBP	33,854	47,202
TOTAL PRIVATE SPONSOR			239,907
U.S. Government Agency - 0.5%
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		7,133	7,676
Series 2003-113 Class PE, 4% 11/25/18		80,000	83,191
Series 2003-70 Class BJ, 5% 7/25/33		45,000	46,145
Series 2003-85 Class GD, 4.5% 9/25/18		175,000	185,285
Series 2004-80 Class LD, 4% 1/25/19		100,000	104,450
Series 2004-81 Class KD, 4.5% 7/25/18		165,000	175,650
Series 2005-52 Class PB, 6.5% 12/25/34		110,211	118,972
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		28,032	30,093
Series 2004-95 Class AN, 5.5% 1/25/25		80,751	86,557
Series 2005-117, Class JN, 4.5% 1/25/36		40,000	38,103
Series 2006-72 Class CY, 6% 8/25/26		145,000	159,115
Freddie Mac planned amortization class:
Series 2101 Class PD, 6% 11/15/28		15,587	16,726
Series 2115 Class PE, 6% 1/15/14		3,819	4,031
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2577 Class FW, 0.73% 1/15/30 (h)		87,713	87,707
Series 2630 Class FL, 0.73% 6/15/18 (h)		4,163	4,216
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
floater:
Series 2376 Class JE, 5.5% 11/15/16		$ 30,365	$ 32,601
Series 2381 Class OG, 5.5% 11/15/16		21,136	22,784
Series 2425 Class JH, 6% 3/15/17		37,474	40,601
Series 2628 Class OE, 4.5% 6/15/18		95,000	101,059
Series 2695 Class DG, 4% 10/15/18		220,000	228,409
Series 2831 Class PB, 5% 7/15/19		200,000	213,320
Series 2866 Class XE, 4% 12/15/18		250,000	261,529
Series 2996 Class MK, 5.5% 6/15/35		29,614	31,797
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		39,157	42,741
Series 2570 Class CU, 4.5% 7/15/17		7,891	8,184
Series 2572 Class HK, 4% 2/15/17		9,413	9,628
Series 2860 Class CP, 4% 10/15/17		8,487	8,652
Series 2715 Class NG, 4.5% 12/15/18		1,000,000	1,059,481
Series 2863 Class DB, 4% 9/15/14		9,168	9,423
TOTAL U.S. GOVERNMENT AGENCY			3,218,126
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,209,442)			3,458,033
Commercial Mortgage Securities - 0.1%

Enterprise Inns PLC 6.5% 12/6/18	GBP	165,000	215,511
London & Regional Debt Securitisation No. 1 PLC Class A, 0.82% 10/15/14 (h)	GBP	50,000	62,771
REC Plantation Place Ltd. Series 5 Class A, 0.8456% 7/25/16 (h)	GBP	48,759	60,688
Skyline BV floater Series 2007-1 Class B, 0.924% 7/22/43 (h)	EUR	100,000	100,978
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $512,566)			439,948
Foreign Government and Government Agency Obligations - 22.2%
		Principal Amount (c)	Value
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		$ 958,021	$ 718,516
par 2.5% 12/31/38 (e)		730,000	262,070
7% 3/28/11		9,860,000	9,649,379
7% 9/12/13		6,875,000	6,122,378
Bahamian Republic 6.95% 11/20/29 (f)		240,000	240,000
Barbados Government 7.25% 12/15/21 (f)		305,000	312,625
Brazilian Federative Republic:
6% 9/15/13		116,667	121,042
8.25% 1/20/34		165,000	209,963
8.75% 2/4/25		235,000	310,200
12.25% 3/6/30		265,000	461,100
Canadian Government:
1.25% 12/1/11	CAD	12,950,000	12,687,626
3.75% 6/1/19	CAD	1,450,000	1,447,958
5% 6/1/37	CAD	2,350,000	2,667,013
Cayman Island Government 5.95% 11/24/19 (f)		220,000	215,380
Colombian Republic:
7.375% 9/18/37		405,000	454,613
10.375% 1/28/33		180,000	258,300
11.75% 2/25/20		175,000	256,813
Congo Republic 3% 6/30/29 (e)		907,250	521,669
Croatia Republic 6.75% 11/5/19 (f)		330,000	361,264
Democratic Socialist Republic of Sri Lanka:
7.4% 1/22/15 (f)		115,000	119,600
8.25% 10/24/12 (f)		465,000	499,317
Dominican Republic:
1.2888% 8/30/24 (h)		325,000	260,000
9.04% 1/23/18 (f)		500,583	550,642
9.5% 9/27/11 (Reg. S)		424,867	443,986
Dutch Government:
3.25% 7/15/15	EUR	750,000	1,056,737
3.5% 7/15/20	EUR	400,000	548,346
Ecuador Republic 5% 2/28/25		76,000	45,600
El Salvador Republic:
7.375% 12/1/19 (f)		180,000	196,200
7.65% 6/15/35 (Reg. S)		240,000	252,600
7.75% 1/24/23 (Reg. S)		125,000	138,125
8.25% 4/10/32 (Reg. S)		90,000	99,450
French Republic:
OAT 3.5% 4/25/20	EUR	3,900,000	5,302,497
4% 4/25/60	EUR	1,100,000	1,477,791
Gabonese Republic 8.2% 12/12/17 (f)		530,000	581,675
Georgia Republic 7.5% 4/15/13		500,000	521,250
Foreign Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
German Federal Republic:
1% 3/16/12	EUR	$ 6,775,000	$ 9,156,941
3.25% 1/4/20	EUR	6,300,000	8,617,735
3.75% 1/4/15	EUR	3,200,000	4,643,469
4.75% 7/4/40	EUR	1,130,000	1,776,221
Ghana Republic:
8.5% 10/4/17 (f)		635,000	701,675
14.99% 3/11/13	GHS	510,000	362,950
Hungarian Republic 6.25% 1/29/20		240,000	254,400
Indonesian Republic:
5.875% 3/13/20 (f)		530,000	548,550
6.625% 2/17/37 (f)		425,000	433,500
6.875% 3/9/17 (f)		200,000	222,500
6.875% 1/17/18 (f)		400,000	444,000
7.75% 1/17/38 (f)		550,000	636,625
8.5% 10/12/35 (Reg. S)		400,000	497,000
11.625% 3/4/19 (f)		475,000	681,625
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		1,125,000	1,063,125
Italian Republic:
3.5% 6/1/14	EUR	650,000	917,560
4% 9/1/20	EUR	2,400,000	3,259,671
4.25% 8/1/13	EUR	1,200,000	1,738,367
5% 9/1/40	EUR	2,975,000	4,173,119
Japan Government:
0.4% 5/15/11	JPY	699,300,000	7,500,068
0.6% 9/20/14	JPY	220,150,000	2,365,774
1.3% 12/20/19	JPY	210,000,000	2,236,294
2.1% 9/20/29	JPY	125,000,000	1,326,287
2.2% 9/20/39	JPY	160,000,000	1,671,944
Lithuanian Republic:
6.75% 1/15/15 (f)		425,000	463,250
7.375% 2/11/20 (f)		225,000	245,250
Perusahaan Penerbit SBSN Indonesia 8.8% 4/23/14 (f)		175,000	203,875
Peruvian Republic 7.35% 7/21/25		370,000	430,125
Philippine Republic:
6.5% 1/20/20		250,000	269,075
9.5% 2/2/30		185,000	246,975
10.625% 3/16/25		155,000	222,038
Republic of Iraq 5.8% 1/15/28 (Reg. S)		750,000	607,500
Republic of Serbia 6.75% 11/1/24 (f)		1,565,000	1,557,175

		Principal Amount (c)	Value
Russian Federation:
7.5% 3/31/30 (Reg. S)		$ 5,556,800	$ 6,397,266
12.75% 6/24/28 (Reg. S)		710,000	1,258,475
South African Republic 5.5% 3/9/20		255,000	256,913
Turkish Republic:
5.625% 3/30/21		260,000	255,450
6.75% 4/3/18		530,000	578,389
6.75% 5/30/40		355,000	349,675
6.875% 3/17/36		965,000	972,720
7% 9/26/16		390,000	433,407
7.25% 3/5/38		650,000	681,850
7.375% 2/5/25		1,150,000	1,279,950
UK Treasury GILT:
4.5% 3/7/13	GBP	250,000	409,023
4.5% 9/7/34	GBP	2,450,000	3,711,667
4.75% 3/7/20	GBP	5,700,000	9,189,018
Ukraine Cabinet of Ministers 6.875% 3/4/11 (Reg. S)		1,750,000	1,756,563
Ukraine Government:
6.385% 6/26/12 (f)		480,000	476,400
6.75% 11/14/17 (f)		485,000	462,569
United Mexican States:
5.125% 1/15/20		260,000	262,600
7.5% 4/8/33		120,000	142,800
8.3% 8/15/31		115,000	147,775
Uruguay Republic:
Inflation-Indexed Bond 5% 9/14/18	UYU	2,526,178	134,343
6.875% 9/28/25		140,000	151,550
8% 11/18/22		553,878	659,115
Venezuelan Republic:
1.2489% 4/20/11 (Reg. S) (h)		2,950,000	2,750,875
5.375% 8/7/10 (Reg. S)		1,195,000	1,189,025
7% 3/31/38		310,000	183,675
8.5% 10/8/14		470,000	410,075
9% 5/7/23 (Reg. S)		1,535,000	1,139,738
9.25% 9/15/27		1,180,000	923,350
9.375% 1/13/34		375,000	275,625
10.75% 9/19/13		2,020,000	1,969,500
13.625% 8/15/18		1,401,000	1,411,508
Vietnamese Socialist Republic:
4% 3/12/28 (e)		935,000	764,363
6.75% 1/29/20 (f)		490,000	499,800
6.875% 1/15/16 (f)		230,000	244,950
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $146,193,235)			150,576,390
Supranational Obligations - 0.1%
		Principal Amount (c)	Value
Eurasian Development Bank 7.375% 9/29/14 (f)		$ 445,000	$ 477,263
European Investment Bank euro 11.25% 12/2/11 (f)	ZMK	600,000,000	140,436
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $582,152)			617,699
Common Stocks - 0.7%
	Shares
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.0%
Intermet Corp. (a)(l)	6,092	0
Remy International, Inc. (a)	2,065	28,394
		28,394
Media - 0.1%
Charter Communications, Inc. Class A (a)	5,739	197,996
RDA Holding Co. (a)	20,449	552,123
SuperMedia, Inc. (a)	455	18,610
		768,729
TOTAL CONSUMER DISCRETIONARY		797,123
FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
CIT Group, Inc. (a)	10,600	412,976
HMH Holdings, Inc. (a)(l)	179,089	1,253,623
HMH Holdings, Inc. warrants 3/9/17 (a)	40,350	40,350
		1,706,949
INDUSTRIALS - 0.2%
Airlines - 0.1%
Delta Air Lines, Inc. (a)	41,915	611,540
Building Products - 0.1%
Nortek, Inc. (a)	16,991	679,640
Nortek, Inc. warrants 12/7/14 (a)	524	685
		680,325
Marine - 0.0%
US Shipping Partners Corp. (a)	644	0
US Shipping Partners Corp. warrants 12/31/29 (a)	6,028	0
TOTAL INDUSTRIALS		1,291,865
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. warrants 2/1/11 (a)(l)	27,300	0
MagnaChip Semiconductor LLC (a)	21,347	2,989
		2,989

	Shares	Value
MATERIALS - 0.1%
Chemicals - 0.1%
Celanese Corp. Class A	378	$ 12,039
Georgia Gulf Corp. (a)	39,526	712,565
		724,604
Containers & Packaging - 0.0%
Constar International, Inc. (a)	1,700	27,200
TOTAL MATERIALS		751,804
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	140	2,703
TOTAL COMMON STOCKS (Cost $5,955,641)		4,553,433
Nonconvertible Preferred Stocks - 0.2%

FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
GMAC, Inc. 7.00% (f) (Cost $836,140)	1,572	1,222,230
Floating Rate Loans - 6.5%
	Principal Amount (c)
CONSUMER DISCRETIONARY - 1.9%
Auto Components - 0.2%
Visteon Corp. term loan 4.426% 6/13/13 (b)(h)	$ 1,290,000	1,399,650
Automobiles - 0.2%
AM General LLC:
Credit-Linked Deposit 3.2462% 9/30/12 (h)	1,795	1,669
Tranche B, term loan 3.2602% 9/30/13 (h)	36,336	33,793
Ford Motor Co. term loan 3.2584% 12/15/13 (h)	1,363,432	1,315,712
		1,351,174
Diversified Consumer Services - 0.2%
ServiceMaster Co.:
term loan 2.7442% 7/24/14 (h)	401,407	381,337
Tranche DD, term loan 2.75% 7/24/14 (h)	41,345	39,278
Thomson Learning Tranche B, term loan 2.79% 7/5/14 (h)	808,822	715,808
		1,136,423
Floating Rate Loans - continued
	Principal Amount (c)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - 0.2%
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 2.2496% 2/16/14 (h)	$ 18,673	$ 14,098
Las Vegas Sands LLC:
term loan 2.05% 5/23/14 (h)	9,128	8,261
Tranche B, term loan 2.05% 5/23/14 (h)	45,175	40,884
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.9654% 6/14/13 (h)	3,008	2,759
term loan 2.7243% 6/14/14 (h)	33,000	30,278
Six Flags, Inc. Tranche B, term loan 2.48% 4/30/15 (h)	1,004,631	999,608
		1,095,888
Media - 0.8%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.3049% 3/6/14 (h)	2,269,783	2,184,666
Education Media and Publishing Group Ltd. Tranche 1LN, term loan 5.4781% 6/12/14 (h)	1,779,957	1,699,858
Idearc, Inc. term loan 10.25% 12/31/15 (h)	98,155	92,266
Univision Communications, Inc. Tranche 1LN, term loan 2.5401% 9/29/14 (h)	1,450,000	1,294,125
		5,270,915
Specialty Retail - 0.3%
Burlington Coat Factory Warehouse Corp. term loan 2.4998% 5/28/13 (h)	427,373	406,004
Michaels Stores, Inc.:
Tranche B1, term loan 2.5368% 10/31/13 (h)	575,391	546,622
Tranche B2, term loan 4.7868% 7/31/16 (h)	1,510,725	1,472,957
		2,425,583
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co. term loan 2.4961% 4/4/14 (h)	100,000	92,500
TOTAL CONSUMER DISCRETIONARY		12,772,133
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Coffeyville Resources LLC Tranche D, term loan 8.4662% 12/28/13 (h)	83,310	83,727
Venoco, Inc. Tranche 2LN, term loan 4.25% 5/7/14 (h)	29,669	28,186
		111,913

	Principal Amount (c)	Value
FINANCIALS - 0.7%
Diversified Financial Services - 0.3%
CIT Group, Inc.:
term loan 13% 1/20/12 (h)	$ 144,000	$ 149,400
Tranche A, term loan 9.5% 1/20/12 (h)	702,000	717,795
Clear Channel Capital I LLC Tranche B, term loan 3.8979% 1/29/16 (h)	1,024,758	830,054
		1,697,249
Real Estate Management & Development - 0.4%
Realogy Corp.:
Credit-Linked Deposit 3.231% 10/10/13 (h)	128,122	113,068
Tranche 2LN, term loan 13.5% 10/15/17	950,000	1,049,750
Tranche B, term loan 3.2507% 10/10/13 (h)	475,883	419,967
Tranche DD, term loan 3.2501% 10/10/13 (h)	1,424,558	1,260,733
		2,843,518
TOTAL FINANCIALS		4,540,767
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
PTS Acquisition Corp. term loan 2.4962% 4/10/14 (h)	130,911	122,729
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.0%
DeCrane Aircraft Holdings, Inc.:
Tranche 1LN, term loan 6.0022% 2/21/13 (h)	9,258	8,147
Tranche 2LN, term loan 10.2522% 2/21/14 (h)	20,000	15,000
Wesco Aircraft Hardware Corp. Tranche 2LN, term loan 6% 3/28/14 (h)	10,000	9,700
		32,847
Airlines - 0.4%
Delta Air Lines, Inc.:
Tranche 1LN, term loan 8.75% 9/27/13 (h)	34,825	35,260
Tranche 2LN, term loan 3.5013% 4/30/14 (h)	645,346	587,265
Northwest Airlines Corp. Tranche A, term loan 2.05% 12/31/18 (h)	826,661	661,329
United Air Lines, Inc. Tranche B, term loan 2.25% 2/1/14 (h)	788,865	688,285
US Airways Group, Inc. term loan 2.7451% 3/23/14 (h)	724,315	592,128
		2,564,267
Floating Rate Loans - continued
	Principal Amount (c)	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.1%
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 6.275% 2/7/15 (h)	$ 40,000	$ 36,000
International Lease Finance Corp.:
Tranche 1LN, term loan 6.8558% 3/17/15 (h)	464,000	475,043
Tranche 2LN, term loan 7% 3/17/16 (h)	341,000	345,263
		856,306
Industrial Conglomerates - 0.0%
Sequa Corp. term loan 3.8653% 12/3/14 (h)	219,806	204,420
Machinery - 0.1%
Chart Industries, Inc. Tranche B, term loan 2.25% 10/17/12 (h)	8,889	8,822
Dresser, Inc. Tranche 2LN, term loan 6% 5/4/15 pay-in-kind (h)	230,000	217,350
		226,172
Road & Rail - 0.2%
Swift Transportation Co., Inc. term loan 8.25% 5/10/14 (h)	1,334,603	1,282,887
Trading Companies & Distributors - 0.0%
Neff Corp. Tranche 2LN, term loan 3.7844% 11/30/14 (b)(h)	50,000	5,500
TOTAL INDUSTRIALS		5,172,399
INFORMATION TECHNOLOGY - 0.9%
Electronic Equipment & Components - 0.1%
Flextronics International Ltd.:
Tranche B A1, term loan 2.5013% 10/1/14 (h)	87,054	83,463
Tranche B A2, term loan 2.5401% 10/1/14 (h)	161,841	155,165
Tranche B A3, term loan 2.4979% 10/1/14 (h)	188,814	181,026
Tranche B-A, term loan 2.4904% 10/1/14 (h)	302,946	290,450
Tranche B-B, term loan 2.5006% 10/1/12 (h)	193,127	189,264
		899,368
Semiconductors & Semiconductor Equipment - 0.7%
Freescale Semiconductor, Inc. term loan:
4.4788% 12/1/16 (h)	1,470,887	1,386,311
12.5% 12/15/14	2,292,725	2,378,702
Spansion, Inc. term loan 7.75% 2/1/15 (h)	925,000	934,250
		4,699,263

	Principal Amount (c)	Value
Software - 0.1%
Kronos, Inc.:
Tranche 1LN, term loan 2.2901% 6/11/14 (h)	$ 727,725	$ 691,339
Tranche 2LN, term loan 6.0401% 6/11/15 (h)	125,000	117,813
Open Solutions, Inc. term loan 2.375% 1/23/14 (h)	19,404	17,366
		826,518
TOTAL INFORMATION TECHNOLOGY		6,425,149
MATERIALS - 0.7%
Chemicals - 0.5%
Chemtura Corp. term loan 6% 2/1/11 (h)	105,000	105,525
Lyondell Chemical Co. term loan:
5.8067% 12/20/13 (h)	1,339,096	1,047,842
8.6678% 6/3/10 (h)(m)	550,000	567,875
Momentive Performance Materials, Inc. Tranche B1, term loan 2.5% 12/4/13 (h)	1,426,470	1,344,448
Tronox Worldwide LLC:
Tranche B 1LN, term loan 9% 6/20/10 (h)	102,471	104,909
Tranche B 2LN, term loan 9% 6/20/10 (h)	27,529	28,185
		3,198,784
Containers & Packaging - 0.2%
Berry Plastics Holding Corp. Tranche C, term loan 2.257% 4/3/15 (h)	1,164,608	1,097,643
Smurfit-Stone Container Enterprises, Inc. term loan 2.8997% 11/11/11 (h)	370,142	367,366
		1,465,009
Metals & Mining - 0.0%
Aleris International, Inc.:
Tranche 1LN, term loan 13% 5/13/10 (h)(m)	61,828	62,756
Tranche B 1LN, term loan:
4.25% 12/19/13 (b)(h)	33,696	337
12.5% 12/19/13 (h)	75,181	36,813
Tranche C 1LN, term loan 4.25% 12/19/13 (h)	46,735	26,639
		126,545
Paper & Forest Products - 0.0%
White Birch Paper Co. Tranche 1LN, term loan 7% 5/8/14 (h)	94,500	37,800
TOTAL MATERIALS		4,828,138
Floating Rate Loans - continued
	Principal Amount (c)	Value
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.0%
Wind Telecomunicazioni SpA:
Tranche 2LN, term loan 7.6577% 3/21/15 (h)	$ 140,000	$ 139,300
Tranche B 1LN, term loan 3.6577% 5/26/13 (h)	60,000	58,350
Tranche C 1LN, term loan 4.6577% 5/26/14 (h)	60,000	58,350
		256,000
Wireless Telecommunication Services - 0.4%
Digicel International Finance Ltd. term loan 2.8125% 3/30/12 (h)	1,600,048	1,568,047
Intelsat Jackson Holdings Ltd. term loan 3.2281% 2/1/14 (h)	1,080,000	1,004,400
		2,572,447
TOTAL TELECOMMUNICATION SERVICES		2,828,447
UTILITIES - 1.1%
Electric Utilities - 1.1%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7295% 10/10/14 (h)	3,254,222	2,664,395
Tranche B2, term loan 3.7295% 10/10/14 (h)	2,224,685	1,824,242
Tranche B3, term loan 3.7295% 10/10/14 (h)	3,352,829	2,732,556
		7,221,193
TOTAL FLOATING RATE LOANS (Cost $38,058,715)		44,022,868
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation - Citibank 1.1875% 12/14/19 (h) (Cost $346,691)	470,184	411,411
Fixed-Income Funds - 3.4%
	Shares
Fidelity Floating Rate Central Fund (i) (Cost $20,382,364)	238,857	23,056,866
Preferred Securities - 0.6%
	Principal Amount (c)	Value
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Globo Comunicacoes e Participacoes SA 9.375%	$ 1,450,000	$ 1,498,578
Net Servicos de Comunicacao SA 9.25% (f)	1,100,000	1,123,182
		2,621,760
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Pemex Project Funding Master Trust 7.75%	1,316,000	1,317,109
TOTAL PREFERRED SECURITIES (Cost $3,839,704)		3,938,869
Other - 0.0%
	Shares
Other - 0.0%
Delta Air Lines ALPA Claim (a)	470,000	2,350
Idearc, Inc. Claim (a)	108,228	1
TOTAL OTHER (Cost $3,554)		2,351
Money Market Funds - 4.1%

Fidelity Cash Central Fund, 0.19% (j) (Cost $28,033,104)	28,033,104	28,033,104
Cash Equivalents - 0.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.01%, dated 3/31/10 due 4/1/10 (Collateralized by U.S. Government Obligations) # (Cost $41,000)	$ 41,000	$ 41,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $648,796,778)	677,946,673
NET OTHER ASSETS - 0.0%	(39,444)
NET ASSETS - 100%	$ 677,907,229
Swap Agreements
	Expiration Date	Notional Amount
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.64% with JPMorgan Chase, Inc.	April 2038	$ 250,000	(11,090)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.73% with Credit Suisse First Boston	April 2038	350,000	(20,629)
		$ 600,000	$ (31,719)
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
GHS	-	Ghana cedi
JPY	-	Japanese yen
RUB	-	Russian ruble
UYU	-	Uruguay peso
ZMK	-	Zambian kwacha
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $95,165,624 or 14.0% of net assets.

(g) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $15,507,033 or 2.3% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(k) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,253,623 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
ASAT Holdings Ltd. warrants 2/1/11	11/15/07	$ 0
HMH Holdings, Inc.	5/2/08 - 3/9/10	$ 2,734,420
Intermet Corp.	1/7/05 - 1/13/05	$ 115,372

(m) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $215,547 and $221,988, respectively. The coupon rate will be determined at time of settlement.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$41,000 due 4/01/10 at 0.01%
BNP Paribas Securities Corp.	$ 23,822
Bank of America, NA	9,581
Barclays Capital, Inc.	3,165
Mizuho Securities USA, Inc.	3,799
Wachovia Capital Markets LLC	633
$ 41,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 15,009
Fidelity Floating Rate Central Fund	207,035
Total	$ 222,044
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 29,240,589	$ 2,200,937	$ 9,250,171	$ 23,056,866	0.8%
Other Information

The following is a summary of the inputs used, as of March 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 797,123	$ 245,000	$ 552,123	$ -
Financials	2,929,179	412,976	2,516,203	-
Industrials	1,291,865	611,540	680,325	-
Information Technology	2,989	-	-	2,989
Materials	751,804	39,239	-	712,565
Utilities	2,703	2,703	-	-
Corporate Bonds	237,359,462	-	237,175,069	184,393
U.S. Government and Government Agency Obligations	161,980,499	-	161,980,499	-
U.S. Government Agency - Mortgage Securities	17,480,903	-	17,480,903	-
Asset-Backed Securities	751,607	-	398,458	353,149
Collateralized Mortgage Obligations	3,458,033	-	3,458,033	-
Commercial Mortgage Securities	439,948	-	379,260	60,688
Foreign Government and Government Agency Obligations	150,576,390	-	150,576,390	-
Supranational Obligations	617,699	-	617,699	-
Floating Rate Loans	44,022,868	-	44,022,868	-
Sovereign Loan Participations	411,411	-	411,411	-
Fixed-Income Funds	23,056,866	23,056,866	-	-
Preferred Securities	3,938,869	-	3,938,869	-
Other	2,351	-	-	2,351
Money Market Funds	28,033,104	28,033,104	-	-
Cash Equivalents	41,000	-	41,000	-
Total Investments in Securities:	$ 677,946,673	$ 52,401,428	$ 624,229,110	$ 1,316,135
Derivative Instruments:
Liabilities
Swap Agreements	$ (31,719)	$ -	$ (31,719)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 618,112
Total Realized Gain (Loss)	3,445
Total Unrealized Gain (Loss)	12,418
Cost of Purchases	128,063
Proceeds of Sales	(45,860)
Amortization/Accretion	769
Transfers in to Level 3	1,200,514
Transfers out of Level 3	(601,326)
Ending Balance	$ 1,316,135
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2010	$ 12,434

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $643,893,635. Net unrealized appreciation aggregated $34,053,038, of which $47,526,102 related to appreciated investment securities and $13,473,064 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Dealers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation) and, as a result, swaps are generally categorized as Level 2 in the hierarchy. Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund V's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund V

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 1, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 1, 2010